UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.73%
Actual		$ 1,000.00	$ 1,039.90	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class T	.70%
Actual		$ 1,000.00	$ 1,040.00	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class B	1.38%
Actual		$ 1,000.00	$ 1,036.50	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.47%
Actual		$ 1,000.00	$ 1,037.10	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,041.50	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Institutional Class	.46%
Actual		$ 1,000.00	$ 1,041.20	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.1	12.8
Texas	13.4	13.6
California	12.6	13.5
Illinois	10.1	9.7
Florida	6.7	6.7
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	34.9
Health Care	12.9	13.0
Special Tax	11.6	11.1
Electric Utilities	9.3	10.1
Escrowed/Pre-Refunded	9.3	8.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	6.4	7.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	5.3	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 10.7%	AAA 10.5%
AA,A 75.6%	AA,A 70.9%
BBB 7.8%	BBB 10.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 3.2%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,124
Series 2005 A2, 5% 6/1/12	1,500	1,593
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,125	2,287
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,202
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,310
Series 2009 A, 6.125%, tender 5/15/12 (d)	6,000	6,101
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,865	3,886
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,304
5.5% 1/1/22	2,300	1,350
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,209
		26,366
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,045
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,605
		8,650
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	507
5% 1/1/11	1,000	1,034
5% 1/1/12	1,200	1,254
Series 2008 D:
5.5% 1/1/38	6,300	6,110
6% 1/1/27	1,400	1,451
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.: - continued
Series 2008, 5.75% 9/1/22	$ 15,000	$ 15,516
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,432
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (d)	6,700	6,859
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,592
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (f)	1,280	1,292
5.25% 7/1/11 (f)	2,250	2,331
5.5% 7/1/12 (f)	2,450	2,578
5.5% 7/1/13 (f)	1,005	1,061
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,683
5% 7/1/18	7,665	8,620
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,754
5% 9/1/10	1,000	1,013
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		65,053
California - 12.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,310
5.5% 5/1/15	2,600	2,769
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	4,934
5% 7/1/15	15,200	15,707
5.25% 1/1/11	700	734
5.25% 7/1/12	1,210	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5.25% 7/1/13	$ 10,300	$ 10,953
5.25% 7/1/13	7,000	7,444
5.25% 7/1/14	9,700	10,252
5.25% 7/1/14	13,240	13,994
Series 2008 A:
5% 7/1/09	5,000	5,000
5% 1/1/11	4,200	4,388
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	495	514
5% 10/1/13	1,550	1,639
5% 11/1/13	4,000	4,233
5% 3/1/15	2,765	2,868
5% 8/1/16	6,070	6,230
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,627
5% 3/1/26	2,200	1,997
5% 6/1/27 (AMBAC Insured)	1,800	1,618
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,649
5% 8/1/33	4,300	3,680
5.125% 11/1/24	1,900	1,786
5.125% 2/1/26	1,200	1,108
5.25% 2/1/11	1,650	1,719
5.25% 3/1/12	2,210	2,333
5.25% 2/1/15	5,000	5,185
5.25% 2/1/16	8,500	8,718
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,495
5.25% 2/1/28	3,400	3,140
5.25% 2/1/33	6,100	5,438
5.25% 12/1/33	110	98
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,688
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,540
5.25% 3/1/38	8,570	7,492
5.5% 3/1/11	8,500	8,910
5.5% 4/1/13	1,400	1,498
5.5% 4/1/13 (AMBAC Insured)	1,000	1,070
5.5% 8/1/29	13,900	13,250
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,486
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	11,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 8/1/30	$ 10,000	$ 9,403
5.5% 11/1/33	21,355	19,736
6% 4/1/38	3,600	3,602
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,537
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,017
Series 2008 L, 5.125% 7/1/22	3,800	3,722
Series 2009 D, 5%, tender 7/1/14 (d)	4,100	4,132
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,544
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,782
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,074
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	14,041	8,664
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	10,034
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(f)	3,400	3,417
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,700
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,537
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,694
Series 2005 K, 5% 11/1/16	7,195	7,086
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,086
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,260
5.75% 11/1/28	5,000	5,178
5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	4,900	4,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (d)	$ 4,000	$ 3,974
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,491
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,272
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,938
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,342
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,364
Series 1999:
0% 1/15/27 (a)	1,000	807
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.75% 1/15/40	1,600	1,258
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,325
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,355
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,255
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,374
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	22,094
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,577
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,677
5% 1/1/11 (FSA Insured) (f)	1,740	1,760
5% 1/1/12 (FSA Insured) (f)	1,835	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,184
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,318
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	3,600	3,773
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,210
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,035
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,901
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,648
6.5% 8/1/28	2,750	3,084
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,679
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,318
5% 5/15/22	2,000	2,031
Series 2009 B, 5% 5/15/12	500	537
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,414
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,319
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,122
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,884
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,089
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,863
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,746
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,320
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,570
		464,768
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,747
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,470
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	11,100	5,978
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,160
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity) (g)	60	68
Series 2006 F:
5% 11/15/13	395	413
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,001
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,054
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,904
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	623
5% 7/1/12	675	637
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,895
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,553
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,211
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,000	1,093
5.75% 12/15/22 (FGIC Insured)	1,000	1,087
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	942
		39,876
Connecticut - 0.9%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,273
Series 2009 1:
5% 2/1/14	10,000	10,928
5% 2/1/15	10,000	10,976
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,114
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,278
		31,569
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,046
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,290
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,028
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,147
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,319
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,232
4% 8/15/11 (FSA Insured)	1,050	1,078
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,475	$ 3,491
5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,798
		26,443
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (g)	195	199
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,015
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,215
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,419
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,071
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,466
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,596
5% 12/1/11	2,695	2,871
5% 12/1/12	3,880	4,196
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,829
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,243
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	21,711
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,826
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,759
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	699
Series 2008 A, 5.375% 7/1/28	3,375	3,520
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,117
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	$ 7,550	$ 7,581
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,782
Series B:
5% 11/15/17	1,050	1,062
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	170
Series G:
5% 11/15/12	965	1,005
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,613
5% 11/15/13 (Escrowed to Maturity) (g)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,523
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,807
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	2,009
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,448
5% 10/1/14	7,000	7,464
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,070
4% 10/1/11	2,105	2,215
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	1,875
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,382
5% 11/15/14	2,485	2,545
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,007
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,671
5.25% 6/1/24	3,850	3,858
5.25% 6/1/25	4,050	4,033
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,375
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,260
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,500	2,513
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400	1,455
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,284
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,241
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,387
5.25% 10/1/20 (FSA Insured)	5,000	5,233
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,727
5.75% 10/1/43	1,850	1,672
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,954
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,002
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,754
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,064
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,072
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,156
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	$ 1,410	$ 1,472
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,083
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,678
		247,026
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,139
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,241
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,181
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,617
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (d)	11,300	12,219
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,437
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,394
Series 2005 V:
6.6% 1/1/18 (g)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,735
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,501
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	543
5% 9/15/14	715	669
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (d)	6,800	6,941
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	9,000	9,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 7,997
5.25% 1/1/20	1,625	1,705
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	955
		88,019
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,886
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,025
Series 2009 DR:
5% 6/1/18	5,785	6,458
5% 6/1/19	15,755	17,523
		42,892
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,824
6.75% 11/1/37	2,600	2,773
		5,597
Illinois - 10.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,721
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	885
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,317
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,326
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	721
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,255
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,540
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,442
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 365	$ 378
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	377
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,239
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,024
5.25% 1/1/29 (FSA Insured)	190	194
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	910	1,033
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,865
5.5% 1/1/11 (f)	10,000	10,205
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,370
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,162
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,841
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	381
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,417
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,572
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,069
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,207
5% 6/1/12	3,645	3,894
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,749
Series 2008, 5.25% 11/1/33	4,500	4,526
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,776
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,270
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,147
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	620
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,052
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,073
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,988
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,814
DuPage County Forest Preserve District Rev. Series 2000:
0% 11/1/09	4,000	3,987
0% 11/1/17	2,700	1,987
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (d)(f)	3,500	3,481
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,108
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,044
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,219
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,100
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,654
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	912
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,354
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,668
5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (d)	5,900	5,900
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (d)	4,000	4,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 2,600	$ 2,832
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,045
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,101
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,551
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/09	1,000	1,006
5% 10/1/10	1,235	1,267
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,877
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,665	3,659
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,496
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	829
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,353
Illinois Gen. Oblig.:
First Series, 5.5% 8/1/10	1,400	1,469
Series 2000:
5.5% 4/1/17	2,600	2,644
5.6% 4/1/21	2,800	2,835
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,066
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,387
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,482
5.5% 4/1/16 (FSA Insured)	1,000	1,064
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,231
Series 2009, 4% 4/26/10	35,000	35,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	$ 5,000	$ 5,315
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,631
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,994
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,433
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,657
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	36,781
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,102
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	2,951
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,125	2,504
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,028
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,006
0% 12/1/14 (FSA Insured)	5,180	4,417
0% 12/1/15 (FSA Insured)	3,810	3,092
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,431
0% 12/1/10 (FSA Insured)	3,380	3,299
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	$ 7,780	$ 7,556
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,508
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,233
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	793
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,718
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,199
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,402
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,279
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,054
5% 10/1/19	1,475	1,517
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,398
Univ. of Illinois Rev.:
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,500	2,631
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,028
0% 4/1/14	3,500	3,080
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,129
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,323
0% 11/1/16 (FSA Insured)	4,000	2,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 896
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	834
		371,710
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	989
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,280
5% 1/10/14 (FSA Insured)	1,180	1,318
5% 7/10/14 (FSA Insured)	1,215	1,368
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,598
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,088
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,405
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,851
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,431
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,934
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,155
5.25% 7/15/16 (FSA Insured)	2,095	2,403
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,944
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(f)	1,250	1,195
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	$ 7,800	$ 7,751
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,920
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,093
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,157
0% 12/1/17 (AMBAC Insured)	1,470	1,029
0% 6/1/18 (AMBAC Insured)	1,740	1,178
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,592
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,132
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,604
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,177
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,224
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,390
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,769
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,514
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,077
5% 7/1/22	1,000	1,066
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	1,969
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	3,500	3,575
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	5,095
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/12 (Assured Guaranty Corp. Insured)	$ 1,790	$ 1,940
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,057
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,648
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,434
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,079
		109,097
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,848
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,074
		7,922
Kansas - 0.8%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,810
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,233
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Series 2002 II:
5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,069
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	2,007
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	16,187
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,540
		27,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,645	$ 1,667
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,292
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,293
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,092
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,354
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,679
		38,377
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,929
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,004
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,028
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,812
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,719
0% 9/1/13 (AMBAC Insured)	1,400	1,101
		14,658
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,334
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,910
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,117
6% 7/1/38	1,800	1,933
		12,458
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,803
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,312
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	550
4% 7/1/10 (AMBAC Insured)	1,275	1,288
4% 7/1/11 (AMBAC Insured)	1,000	1,014
Series 2008 F:
4% 7/1/09	1,750	1,750
4% 7/1/11	2,000	2,022
5% 7/1/12	1,000	1,037
5% 7/1/17	1,190	1,226
5% 7/1/18	2,500	2,547
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	593
5% 4/1/16	1,665	1,860
		20,186
Massachusetts - 3.1%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,813
5% 5/15/21	6,885	7,459
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,254
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	267
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	741
5% 1/1/13	750	781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	$ 1,250	$ 1,401
5% 7/1/19	1,150	1,281
5% 7/1/20	1,245	1,367
5% 7/1/21	1,840	2,001
Series Q2:
5% 7/1/18	1,650	1,850
5% 7/1/19	1,635	1,821
5% 7/1/20	1,780	1,938
5% 7/1/21	1,935	2,085
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,370
6.375% 8/1/15	2,460	2,560
6.375% 8/1/16	2,570	2,669
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(f)	3,000	3,057
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,244
5.75% 6/15/13	3,000	3,174
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,228
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,995
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,599
Series 2007 C:
5.25% 8/1/22	3,300	3,587
5.25% 8/1/23	1,600	1,734
5.25% 8/1/24	4,000	4,310
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	1,300	1,316
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (d)	2,045	2,104
5%, tender 7/1/15 (d)	7,000	7,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000	$ 1,743
5.125% 7/1/38	1,500	1,276
Series 2008 E2:
5% 7/1/10	3,825	3,879
5% 7/1/11	3,000	3,067
5% 7/1/12	2,075	2,129
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (d)	1,800	1,798
Series 2009 T1, 4.125%, tender 2/16/12 (d)	2,900	2,897
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,941
5% 7/1/21	4,700	4,918
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	833
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,197
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,937
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		112,597
Michigan - 2.7%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,159
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,053
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,233
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,478
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,495
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,225
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,842
Series 2006 D, 1.409% 7/1/32 (d)	5,555	3,545
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,580
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,638
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,033
DeWitt Pub. Schools Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,408
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,382
5% 12/1/15	665	710
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,876
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,535
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2001 I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,046
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,706
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,007
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (d)	10,000	10,179
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,007
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,475
Series 2008 A:
5% 5/15/10	870	877
5% 5/15/11	1,100	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/12	$ 1,250	$ 1,259
5% 5/15/13	1,500	1,504
(Mercy Health Svcs. Proj.) Series 1996 Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,199
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,976
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,866
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,284
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,161
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,118
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,046
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
		101,263
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.25% 12/1/09	1,250	1,258
5.625% 12/1/22	575	557
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,488
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,566
5.5% 7/1/18	1,400	1,447
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	406
5% 5/15/13	395	399
5% 5/15/14	250	250
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,376
		10,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (d)(f)	$ 1,275	$ 1,249
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,046
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,295
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,333
5% 8/15/13	1,500	1,511
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,302
		10,736
Missouri - 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,133
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,061
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	999
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,444
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,544
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,508
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,081
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,943
		14,753
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,432
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,026
Series 2008 E, 5% 7/1/11	5,000	5,236
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,382
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,119
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,041
5% 7/1/14	1,000	1,024
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,405
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,276
		22,941
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,400	2,364
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,127
		3,491
New Jersey - 2.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,622
Series 2005 B:
5% 2/15/13	2,210	2,135
5.25% 2/15/10	1,925	1,925
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,635
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	3,949
5.25% 6/15/21	4,500	4,648
5.25% 6/15/22	10,585	10,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	$ 1,385	$ 1,456
Series 2005 O:
5.125% 3/1/28	2,000	2,031
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21	6,500	6,734
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,231
5.25% 3/1/23	1,500	1,540
5.25% 3/1/24	5,550	5,686
5.25% 3/1/25	4,200	4,313
5.25% 3/1/26	4,700	4,831
Series 2005 P, 5.125% 9/1/28	1,100	1,107
Series 2008 Y:
5% 9/1/10	1,000	1,034
5% 9/1/11	1,000	1,057
5% 9/1/12	2,545	2,714
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,640
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,154
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,443
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,515
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,673
New Jersey Trans. Trust Fund Auth. Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,138
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,014
		87,298
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	4,080	4,097
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,138
5% 5/15/19 (FSA Insured)	3,420	3,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009: - continued
5% 5/15/20 (FSA Insured)	$ 2,585	$ 2,783
5% 5/15/21 (FSA Insured)	2,725	2,908
		16,660
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,128
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,973
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,164
5.75% 5/1/22	2,240	2,328
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,035
5.75% 5/1/22 (FSA Insured)	8,525	9,000
5.75% 5/1/25 (FSA Insured)	1,715	1,801
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,668
5% 6/1/11	1,075	1,126
Series 2008 A, 6% 5/1/33	6,000	6,360
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,704
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 C, 5.5% 8/1/13	2,000	2,191
Series 2003 J, 5.5% 6/1/19	2,315	2,437
Series 2005 F1, 5.25% 9/1/14	3,600	3,959
Series 2005 G, 5% 8/1/14	6,500	7,066
Series 2005 J, 5% 3/1/12	3,020	3,236
Series 2005 K, 5% 8/1/11	3,950	4,194
Series 2008 A1, 5.25% 8/15/21	11,000	11,594
Series 2008 E, 5% 8/1/13	11,760	12,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	$ 10,000	$ 10,913
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,143
5% 6/15/39	1,600	1,576
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,379
Series 2009 S3, 5.25% 1/15/34	20,000	19,918
Series 2009 S4, 5.75% 1/15/39	6,400	6,637
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,690	8,197
6% 11/1/28 (b)	40,925	44,036
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,957
Series 2007 C1, 5% 11/1/13	11,050	12,328
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,033
5% 3/15/18	10,515	11,588
5% 3/15/19	11,040	12,068
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,689
Series A:
5.75% 7/1/13	3,400	3,640
5.75% 7/1/13 (AMBAC Insured)	1,100	1,178
Series C, 7.5% 7/1/10	2,250	2,309
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,252
5% 2/15/11	2,720	2,830
5% 2/15/12	6,855	7,269
5% 2/15/13	6,545	6,987
5% 8/15/13	7,390	7,954
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,576
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	827
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (c)	5,300	5,618
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 17,600	$ 19,543
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,708
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,183
Series 2005 C, 5.25% 11/15/14	1,000	1,083
Series 2008 A, 5.25% 11/15/36	8,800	8,563
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	10,102
Series 2008 C, 6.5% 11/15/28	11,300	12,438
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,251
5.25% 1/1/27	5,000	5,116
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,161
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,751
5% 4/1/14	1,500	1,654
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,796
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,071
Series 2008 D, 5% 1/1/13	9,500	10,196
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	3,000	2,832
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,325	7,967
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,248
5.25% 6/1/22 (AMBAC Insured)	3,450	3,512
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,252
5.5% 6/1/16	20,000	20,332
5.5% 6/1/17	1,900	1,944
5.5% 6/1/19	1,000	1,032
Series 2003B 1C:
5.5% 6/1/14	3,900	3,904
5.5% 6/1/15	4,900	4,995
5.5% 6/1/17	7,950	8,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/18	$ 17,165	$ 17,664
5.5% 6/1/19	4,700	4,851
5.5% 6/1/22	600	613
Series 2003B C1:
5.5% 6/1/16	1,600	1,645
5.5% 6/1/20	800	822
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,053
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,501
		520,794
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,345
North Carolina - 0.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,709
5.25% 6/1/20 (AMBAC Insured)	1,520	1,599
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,284
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/12 (FSA Insured)	1,300	1,408
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	1,000	1,008
Series 2003 A, 5.5% 1/1/11	1,725	1,800
Series 2003 C, 5.25% 1/1/10	2,630	2,643
Series 2003 D, 5.375% 1/1/10	3,360	3,418
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
		19,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,798
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	975
5% 7/1/14	1,000	949
		5,722
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,724
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,286
6% 6/1/42	1,500	890
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,181
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,167
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,600	1,691
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	3,650	3,733
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,086
5.5% 1/1/43	1,500	1,495
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,039
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (d)(f)	15,000	15,920
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,249
5.75% 12/1/35	5,200	4,999
		47,173
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,103
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,915
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	857
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,328
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,653
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,207
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,577
5% 8/15/13	1,260	1,332
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,807
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	907
		29,713
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (d)	3,500	3,621
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.): - continued
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,210	$ 1,227
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,507
Series 2008 B:
5% 6/15/11	1,800	1,870
5% 6/15/12	2,000	2,097
5% 6/15/13	2,000	2,095
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,347
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,400
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,403
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	6,777
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2002, 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	5,665	5,688
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,080
5% 12/15/13	1,155	1,092
Series 2006 B, 5% 12/15/13	3,115	2,945
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	495	481
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	430
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,936
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,582
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,938
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,668
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	3,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,217
6.5% 11/1/16 (f)	1,100	1,102
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(f)	2,300	2,311
Pennsylvania Gen. Oblig. Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,586
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,636
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,096
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,689
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,710
Series 2008 B1, 5.5% 6/1/33	8,500	8,790
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,772
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,898
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,559
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	709
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,185
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,194
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,670	1,679
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,621
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,470
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,040
		130,200
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,737
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,906
		16,643
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,118
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	664
		2,782
South Carolina - 0.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,804
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,432
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,667
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,472
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	715
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	719
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.):
Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	$ 5,500	$ 6,015
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,200
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,459
Series 2005 B, 5% 1/1/10	3,000	3,064
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,254
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,491
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,844
		30,920
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,086
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,199
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,435
		6,720
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	4,925
5% 12/15/11	3,270	3,170
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,099
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,249
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,000	$ 8,205
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,814
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,938
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,181
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,168
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,119
		62,092
Texas - 13.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,336
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,315
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	745
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,546
6% 1/1/18	1,000	852
6% 1/1/19	1,335	1,114
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,076
0% 11/15/12 (AMBAC Insured)	5,645	5,250
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,359
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,105
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,828
Series 2009 A:
5% 11/15/14	2,315	2,606
5% 11/15/17	1,375	1,548
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bastrop Independent School District Series 2007: - continued
5.25% 2/15/42	$ 6,000	$ 6,128
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,327
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,138
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	3,966
Series 2003, 5% 2/15/10	1,200	1,233
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,321
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,089
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,753
5% 8/15/13	9,575	10,034
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	203
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	916
Series 2008, 5% 8/15/21	1,310	1,427
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,487
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,676
Series A, 0% 2/15/16	3,640	2,961
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/48	18,500	18,704
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (f)	$ 4,200	$ 4,210
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,167
Series 2008, 6.375% 2/15/34	1,300	1,451
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,440
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,537
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009:
5% 2/15/17	1,220	1,359
5% 2/15/22	8,920	9,501
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,125
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,060
Garland Independent School District Series 2001, 5.5% 2/15/12	2,180	2,248
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,239
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,500
5% 2/15/14	1,745	1,912
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,022
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,308
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,764
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,227
5% 8/15/18	1,000	1,109
5.25% 8/15/47	9,740	9,398
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,560
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,110
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,265
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	250
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,088
Series A, 0% 8/15/11	13,740	13,292
0% 8/15/10 (AMBAC Insured)	2,200	2,150
0% 8/15/15	2,000	1,655
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,465
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,691
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,543
0% 12/1/11 (AMBAC Insured)	8,250	7,857
Humble Independent School District Series 2000:
0% 2/15/10	2,320	2,306
0% 2/15/16	1,250	1,007
0% 2/15/17	1,400	1,069
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,812
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,120
5% 9/15/18	1,890	2,119
5% 9/15/21	2,340	2,542
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	828
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,499
0% 8/15/17	1,020	758
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,490
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,626
5% 8/1/14	5,110	5,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Laredo Gen. Oblig. Series 1998, 5.125% 8/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,225	$ 2,236
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,483
Longview Independent School District 5% 2/15/20 (c)	1,000	1,063
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,614
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,019
5.25% 5/15/21	2,405	2,465
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,057
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,443
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,093
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,793
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	918
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,318
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	7,000	7,033
Midway Independent School District Series 2000, 0% 8/15/19	1,400	921
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,878
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,538
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,270
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	$ 2,520	$ 2,875
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	3,300	3,226
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,228
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,335
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,156
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,309
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	569
Series 2009, 2.1%, tender 6/1/11 (d)	7,000	6,990
Series A:
5.25% 2/15/17	725	769
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,485
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,078
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	530
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,655
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,439
Series 2007, 5.375% 8/15/33	7,340	7,615
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,266
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,069
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,136
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
Series 2002:
5.375% 2/15/18	$ 25	$ 26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,489
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,126
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,182
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,212
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	870	906
Series 2002:
5.375% 2/1/17	3,495	3,701
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,750
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,940
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,066
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	704
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17 (c)	5,000	5,403
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,215
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,377
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,242
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,116
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,748
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,269
5% 11/15/14	2,005	2,174
5% 11/15/15	1,880	2,041
5.75% 11/15/24	4,700	4,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	$ 1,000	$ 999
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,284
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,914
Texas Gen. Oblig.:
(College Student Ln. Prog.):
Series 1997, 5.375% 8/1/10 (f)	1,915	1,966
Series 2000, 5.25% 8/1/09 (f)	6,885	6,898
Series 2008:
5% 10/1/12	3,500	3,885
5% 4/1/13	1,000	1,107
0% 10/1/13	8,900	8,048
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	5,873
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,025
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,466
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,179
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,487
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	4,900	4,970
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,721
Series 1999 B, 5.625% 7/15/21	2,010	2,036
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,198
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,327
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,084
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District:
5.5% 2/15/26	$ 3,220	$ 3,525
5.5% 2/15/33	4,160	4,390
5.5% 2/15/37	4,820	5,031
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,266
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,442
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,842
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,297
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	625
Ysleta Independent School District Series 1993, 0% 8/15/11	1,100	1,064
		492,456
Utah - 0.3%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,322
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,847
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,793
		11,962
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,179
6.125% 12/1/27 (AMBAC Insured)	2,800	2,639
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,069
5% 12/1/14 (FSA Insured)	1,200	1,278
5% 12/1/15 (FSA Insured)	1,000	1,058
		7,223
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	$ 2,200	$ 2,194
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,941
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (d)	5,000	5,059
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	2,500	2,523
		25,482
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,539
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,377
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,922
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525	654
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(f)	1,000	1,041
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	1,300	1,377
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,666
5.25% 1/1/11 (FSA Insured)	1,715	1,821
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,039
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,917
Cowlitz County Gen. Oblig. Series 1999, 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	468
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,363
Series 2006 A, 5% 7/1/13	5,000	5,503
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002: - continued
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	$ 1,855	$ 2,109
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,261
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,039
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,329
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,662
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,115
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,148
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,355
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,878
Series 2001 C:
5.25% 1/1/16	3,000	3,114
5.25% 1/1/26 (FSA Insured)	11,200	11,371
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,212
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,176
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,429
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	$ 16,000	$ 15,820
0% 7/1/10	2,250	2,225
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,716
		112,773
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	865
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,640
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,360
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,099
		6,964
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,588
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,453
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,055
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,074
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,166
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	853
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,978
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,730
Series 2006 A, 5% 8/15/12	4,795	4,716
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,868
		33,804
TOTAL MUNICIPAL BONDS (Cost $3,580,843)		3,603,987
Municipal Notes - 0.1%

New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,665)	2,653	2,668
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (e) (Cost $22,259)	22,259,000	22,259
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $3,605,767)		3,628,914
NET OTHER ASSETS - 1.6%		57,936
NET ASSETS - 100%		$ 3,686,850
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 23
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 22,259	$ 22,259	$ -	$ -
Municipal Securities	3,606,655	-	3,606,655	-
Total Investments in Securities:	$ 3,628,914	$ 22,259	$ 3,606,655	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	12.9%
Special Tax	11.6%
Electric Utilities	9.3%
Escrowed/Pre-Refunded	9.3%
Transportation	7.6%
Water & Sewer	5.4%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,583,508)	$ 3,606,655
Fidelity Central Funds (cost $22,259)	22,259
Total Investments (cost $3,605,767)		$ 3,628,914
Cash		18,891
Receivable for fund shares sold		14,030
Interest receivable		45,502
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		13
Other receivables		16
Total assets		3,707,381

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,161
Payable for fund shares redeemed	3,715
Distributions payable	3,032
Accrued management fee	904
Distribution fees payable	45
Other affiliated payables	603
Other payables and accrued expenses	71
Total liabilities		20,531

Net Assets		$ 3,686,850
Net Assets consist of:
Paid in capital		$ 3,665,957
Undistributed net investment income		222
Accumulated undistributed net realized gain (loss) on investments		(2,476)
Net unrealized appreciation (depreciation) on investments		23,147
Net Assets		$ 3,686,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,765 ÷ 7,954.30 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class T: Net Asset Value and redemption price per share ($11,599 ÷ 1,172.00 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class B: Net Asset Value and offering price per share ($2,846 ÷ 287.39 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($30,258 ÷ 3,054.77 shares)A	$ 9.91

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,181,089 ÷ 321,428.42 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,293 ÷ 38,576.11 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 68,026
Income from Fidelity Central Funds		23
Total income		68,049

Expenses
Management fee	$ 5,083
Transfer agent fees	1,437
Distribution fees	216
Accounting fees and expenses	287
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	183
Audit	29
Legal	4
Miscellaneous	59
Total expenses before reductions	7,327
Expense reductions	(65)	7,262
Net investment income		60,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,647)
Change in net unrealized appreciation (depreciation) on investment securities		68,487
Net gain (loss)		66,840
Net increase (decrease) in net assets resulting from operations		$ 127,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,787	$ 97,757
Net realized gain (loss)	(1,647)	(749)
Change in net unrealized appreciation (depreciation)	68,487	(81,765)
Net increase (decrease) in net assets resulting from operations	127,627	15,243
Distributions to shareholders from net investment income	(60,756)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(60,756)	(98,173)
Share transactions - net increase (decrease)	604,562	1,015,683
Redemption fees	72	140
Total increase (decrease) in net assets	671,505	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $222 and undistributed net investment income of $191, respectively)	$ 3,686,850	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.164	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.221	(.277)	.005	.003	.051
Total from investment operations	.385	.067	.362	.368	.111
Distributions from net investment income	(.165)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.165)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.99%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.73% A	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.72% A	.61%	.61%	.50%	.60% A
Net investment income	3.36% A	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,765	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.166	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.221	(.279)	.006	.004	.059
Total from investment operations	.387	.068	.361	.362	.109
Distributions from net investment income	(.167)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.167)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	4.00%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.70% A	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.69% A	.63%	.63%	.59%	.76% A
Net investment income	3.39% A	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,599	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.132	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.221	(.278)	.003	.002	.051
Total from investment operations	.353	-	.292	.296	.098
Distributions from net investment income	(.133)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.133)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.65%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.37% A	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.71% A	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,846	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.128	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.230	(.290)	.004	.012	.051
Total from investment operations	.358	(.019)	.287	.297	.097
Distributions from net investment income	(.128)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.128)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.91	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	3.71%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.46% A	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.62% A	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,258	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income D	.180	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	.220	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.400	.094	.387	.387	.254	.373
Distributions from net investment income	(.180)	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.180)	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return B, C	4.15%	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.42% A	.38%	.37%	.34%	.36%	.42%
Net investment income	3.66% A	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,181	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate F	7% A	8%	18%	24%	24%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.177	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.221	(.276)	.006	.014	.052
Total from investment operations	.398	.093	.384	.396	.113
Distributions from net investment income	(.178)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.178)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I
Net asset value, end of period	$ 9.91	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	4.12%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.46% A	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.46% A	.36%	.39%	.36%	.47% A
Net investment income	3.62% A	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,293	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 75,403,758
Unrealized depreciation	(52,049,698)
Net unrealized appreciation (depreciation)	$ 23,354,060
Cost for federal income tax purposes	$ 3,605,559,659

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $765,187,371 and $109,769,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,713	$ 16,498
Class T	0%	.25%	13,052	138
Class B	.65%	.25%	10,038	7,277
Class C	.75%	.25%	114,959	75,898
			$ 215,762	$ 99,811

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,151
Class T	1,631
Class B*	2,870
Class C*	2,514
$ 40,166

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to

Semiannual Report

6. Significant Accounting Policies - continued

Transfer Agent and Accounting Fees - continued

perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 41,425.13
Class T	5,341.10
Class B	1,430.13
Class C	13,644.12
Intermediate Municipal Income	1,187,679.08
Institutional Class	187,359.12
	$ 1,436,878

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,269 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,333 and $49,325, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,022,334	$ 652,391
Class T	175,127	219,437
Class B	29,546	23,358
Class C	293,287	235,783
Intermediate Municipal Income	53,691,764	92,047,171
Institutional Class	5,543,755	4,546,912
Total	$ 60,755,813	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	4,292,789	4,505,501	$ 42,565,683	$ 43,996,512
Reinvestment of distributions	76,774	55,413	761,073	540,757
Shares redeemed	(893,015)	(706,493)	(8,848,053)	(6,832,557)
Net increase (decrease)	3,476,548	3,854,421	$ 34,478,703	$ 37,704,712
Class T
Shares sold	331,132	532,466	$ 3,280,346	$ 5,180,226
Reinvestment of distributions	13,694	16,435	135,663	161,075
Shares redeemed	(90,592)	(161,487)	(896,205)	(1,557,092)
Net increase (decrease)	254,234	387,414	$ 2,519,804	$ 3,784,209

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class B
Shares sold	154,419	127,114	$ 1,529,451	$ 1,249,257
Reinvestment of distributions	1,435	1,393	14,222	13,635
Shares redeemed	(13,433)	(38,384)	(132,734)	(381,248)
Net increase (decrease)	142,421	90,123	$ 1,410,939	$ 881,644
Class C
Shares sold	1,739,447	1,487,099	$ 17,245,974	$ 14,542,452
Reinvestment of distributions	16,055	13,363	159,196	130,558
Shares redeemed	(279,306)	(263,093)	(2,761,760)	(2,540,494)
Net increase (decrease)	1,476,196	1,237,369	$ 14,643,410	$ 12,132,516
Intermediate Municipal Income
Shares sold	92,661,515	153,563,928	$ 917,373,435	$ 1,507,415,406
Reinvestment of distributions	3,916,100	6,914,479	38,789,532	67,815,139
Shares redeemed	(53,540,278)	(84,220,199)	(528,605,755)	(818,304,848)
Net increase (decrease)	43,037,337	76,258,208	$ 427,557,212	$ 756,925,697
Institutional Class
Shares sold	19,821,968	28,833,283	$ 196,507,178	$ 282,851,031
Reinvestment of distributions	335,891	280,894	3,331,549	2,744,308
Shares redeemed	(7,676,711)	(8,422,717)	(75,885,166)	(81,341,689)
Net increase (decrease)	12,481,148	20,691,460	$ 123,953,561	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LIM-USAN-0809
1.787784.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.73%
Actual		$ 1,000.00	$ 1,039.90	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class T	.70%
Actual		$ 1,000.00	$ 1,040.00	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class B	1.38%
Actual		$ 1,000.00	$ 1,036.50	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.47%
Actual		$ 1,000.00	$ 1,037.10	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,041.50	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Institutional Class	.46%
Actual		$ 1,000.00	$ 1,041.20	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.1	12.8
Texas	13.4	13.6
California	12.6	13.5
Illinois	10.1	9.7
Florida	6.7	6.7
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	34.9
Health Care	12.9	13.0
Special Tax	11.6	11.1
Electric Utilities	9.3	10.1
Escrowed/Pre-Refunded	9.3	8.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	6.4	7.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	5.3	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 10.7%	AAA 10.5%
AA,A 75.6%	AA,A 70.9%
BBB 7.8%	BBB 10.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 3.2%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,124
Series 2005 A2, 5% 6/1/12	1,500	1,593
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,125	2,287
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,202
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,310
Series 2009 A, 6.125%, tender 5/15/12 (d)	6,000	6,101
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,865	3,886
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,304
5.5% 1/1/22	2,300	1,350
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,209
		26,366
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,045
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,605
		8,650
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	507
5% 1/1/11	1,000	1,034
5% 1/1/12	1,200	1,254
Series 2008 D:
5.5% 1/1/38	6,300	6,110
6% 1/1/27	1,400	1,451
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.: - continued
Series 2008, 5.75% 9/1/22	$ 15,000	$ 15,516
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,432
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (d)	6,700	6,859
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,592
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (f)	1,280	1,292
5.25% 7/1/11 (f)	2,250	2,331
5.5% 7/1/12 (f)	2,450	2,578
5.5% 7/1/13 (f)	1,005	1,061
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,683
5% 7/1/18	7,665	8,620
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,754
5% 9/1/10	1,000	1,013
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		65,053
California - 12.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,310
5.5% 5/1/15	2,600	2,769
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	4,934
5% 7/1/15	15,200	15,707
5.25% 1/1/11	700	734
5.25% 7/1/12	1,210	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5.25% 7/1/13	$ 10,300	$ 10,953
5.25% 7/1/13	7,000	7,444
5.25% 7/1/14	9,700	10,252
5.25% 7/1/14	13,240	13,994
Series 2008 A:
5% 7/1/09	5,000	5,000
5% 1/1/11	4,200	4,388
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	495	514
5% 10/1/13	1,550	1,639
5% 11/1/13	4,000	4,233
5% 3/1/15	2,765	2,868
5% 8/1/16	6,070	6,230
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,627
5% 3/1/26	2,200	1,997
5% 6/1/27 (AMBAC Insured)	1,800	1,618
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,649
5% 8/1/33	4,300	3,680
5.125% 11/1/24	1,900	1,786
5.125% 2/1/26	1,200	1,108
5.25% 2/1/11	1,650	1,719
5.25% 3/1/12	2,210	2,333
5.25% 2/1/15	5,000	5,185
5.25% 2/1/16	8,500	8,718
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,495
5.25% 2/1/28	3,400	3,140
5.25% 2/1/33	6,100	5,438
5.25% 12/1/33	110	98
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,688
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,540
5.25% 3/1/38	8,570	7,492
5.5% 3/1/11	8,500	8,910
5.5% 4/1/13	1,400	1,498
5.5% 4/1/13 (AMBAC Insured)	1,000	1,070
5.5% 8/1/29	13,900	13,250
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,486
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	11,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 8/1/30	$ 10,000	$ 9,403
5.5% 11/1/33	21,355	19,736
6% 4/1/38	3,600	3,602
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,537
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,017
Series 2008 L, 5.125% 7/1/22	3,800	3,722
Series 2009 D, 5%, tender 7/1/14 (d)	4,100	4,132
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,544
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,782
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,074
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	14,041	8,664
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	10,034
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(f)	3,400	3,417
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,700
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,537
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,694
Series 2005 K, 5% 11/1/16	7,195	7,086
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,086
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,260
5.75% 11/1/28	5,000	5,178
5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	4,900	4,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (d)	$ 4,000	$ 3,974
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,491
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,272
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,938
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,342
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,364
Series 1999:
0% 1/15/27 (a)	1,000	807
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.75% 1/15/40	1,600	1,258
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,325
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,355
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,255
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,374
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	22,094
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,577
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,677
5% 1/1/11 (FSA Insured) (f)	1,740	1,760
5% 1/1/12 (FSA Insured) (f)	1,835	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,184
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,318
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	3,600	3,773
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,210
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,035
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,901
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,648
6.5% 8/1/28	2,750	3,084
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,679
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,318
5% 5/15/22	2,000	2,031
Series 2009 B, 5% 5/15/12	500	537
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,414
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,319
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,122
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,884
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,089
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,863
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,746
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,320
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,570
		464,768
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,747
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,470
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	11,100	5,978
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,160
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity) (g)	60	68
Series 2006 F:
5% 11/15/13	395	413
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,001
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,054
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,904
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	623
5% 7/1/12	675	637
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,895
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,553
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,211
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,000	1,093
5.75% 12/15/22 (FGIC Insured)	1,000	1,087
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	942
		39,876
Connecticut - 0.9%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,273
Series 2009 1:
5% 2/1/14	10,000	10,928
5% 2/1/15	10,000	10,976
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,114
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,278
		31,569
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,046
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,290
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,028
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,147
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,319
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,232
4% 8/15/11 (FSA Insured)	1,050	1,078
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,475	$ 3,491
5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,798
		26,443
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (g)	195	199
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,015
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,215
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,419
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,071
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,466
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,596
5% 12/1/11	2,695	2,871
5% 12/1/12	3,880	4,196
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,829
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,243
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	21,711
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,826
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,759
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	699
Series 2008 A, 5.375% 7/1/28	3,375	3,520
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,117
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	$ 7,550	$ 7,581
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,782
Series B:
5% 11/15/17	1,050	1,062
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	170
Series G:
5% 11/15/12	965	1,005
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,613
5% 11/15/13 (Escrowed to Maturity) (g)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,523
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,807
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	2,009
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,448
5% 10/1/14	7,000	7,464
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,070
4% 10/1/11	2,105	2,215
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	1,875
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,382
5% 11/15/14	2,485	2,545
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,007
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,671
5.25% 6/1/24	3,850	3,858
5.25% 6/1/25	4,050	4,033
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,375
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,260
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,500	2,513
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400	1,455
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,284
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,241
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,387
5.25% 10/1/20 (FSA Insured)	5,000	5,233
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,727
5.75% 10/1/43	1,850	1,672
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,954
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,002
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,754
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,064
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,072
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,156
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	$ 1,410	$ 1,472
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,083
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,678
		247,026
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,139
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,241
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,181
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,617
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (d)	11,300	12,219
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,437
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,394
Series 2005 V:
6.6% 1/1/18 (g)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,735
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,501
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	543
5% 9/15/14	715	669
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (d)	6,800	6,941
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	9,000	9,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 7,997
5.25% 1/1/20	1,625	1,705
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	955
		88,019
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,886
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,025
Series 2009 DR:
5% 6/1/18	5,785	6,458
5% 6/1/19	15,755	17,523
		42,892
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,824
6.75% 11/1/37	2,600	2,773
		5,597
Illinois - 10.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,721
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	885
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,317
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,326
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	721
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,255
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,540
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,442
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 365	$ 378
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	377
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,239
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,024
5.25% 1/1/29 (FSA Insured)	190	194
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	910	1,033
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,865
5.5% 1/1/11 (f)	10,000	10,205
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,370
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,162
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,841
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	381
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,417
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,572
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,069
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,207
5% 6/1/12	3,645	3,894
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,749
Series 2008, 5.25% 11/1/33	4,500	4,526
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,776
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,270
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,147
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	620
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,052
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,073
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,988
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,814
DuPage County Forest Preserve District Rev. Series 2000:
0% 11/1/09	4,000	3,987
0% 11/1/17	2,700	1,987
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (d)(f)	3,500	3,481
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,108
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,044
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,219
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,100
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,654
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	912
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,354
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,668
5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (d)	5,900	5,900
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (d)	4,000	4,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 2,600	$ 2,832
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,045
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,101
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,551
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/09	1,000	1,006
5% 10/1/10	1,235	1,267
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,877
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,665	3,659
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,496
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	829
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,353
Illinois Gen. Oblig.:
First Series, 5.5% 8/1/10	1,400	1,469
Series 2000:
5.5% 4/1/17	2,600	2,644
5.6% 4/1/21	2,800	2,835
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,066
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,387
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,482
5.5% 4/1/16 (FSA Insured)	1,000	1,064
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,231
Series 2009, 4% 4/26/10	35,000	35,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	$ 5,000	$ 5,315
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,631
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,994
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,433
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,657
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	36,781
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,102
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	2,951
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,125	2,504
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,028
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,006
0% 12/1/14 (FSA Insured)	5,180	4,417
0% 12/1/15 (FSA Insured)	3,810	3,092
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,431
0% 12/1/10 (FSA Insured)	3,380	3,299
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	$ 7,780	$ 7,556
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,508
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,233
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	793
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,718
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,199
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,402
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,279
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,054
5% 10/1/19	1,475	1,517
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,398
Univ. of Illinois Rev.:
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,500	2,631
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,028
0% 4/1/14	3,500	3,080
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,129
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,323
0% 11/1/16 (FSA Insured)	4,000	2,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 896
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	834
		371,710
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	989
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,280
5% 1/10/14 (FSA Insured)	1,180	1,318
5% 7/10/14 (FSA Insured)	1,215	1,368
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,598
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,088
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,405
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,851
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,431
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,934
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,155
5.25% 7/15/16 (FSA Insured)	2,095	2,403
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,944
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(f)	1,250	1,195
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	$ 7,800	$ 7,751
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,920
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,093
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,157
0% 12/1/17 (AMBAC Insured)	1,470	1,029
0% 6/1/18 (AMBAC Insured)	1,740	1,178
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,592
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,132
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,604
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,177
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,224
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,390
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,769
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,514
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,077
5% 7/1/22	1,000	1,066
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	1,969
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	3,500	3,575
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	5,095
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/12 (Assured Guaranty Corp. Insured)	$ 1,790	$ 1,940
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,057
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,648
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,434
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,079
		109,097
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,848
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,074
		7,922
Kansas - 0.8%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,810
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,233
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Series 2002 II:
5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,069
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	2,007
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	16,187
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,540
		27,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,645	$ 1,667
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,292
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,293
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,092
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,354
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,679
		38,377
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,929
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,004
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,028
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,812
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,719
0% 9/1/13 (AMBAC Insured)	1,400	1,101
		14,658
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,334
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,910
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,117
6% 7/1/38	1,800	1,933
		12,458
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,803
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,312
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	550
4% 7/1/10 (AMBAC Insured)	1,275	1,288
4% 7/1/11 (AMBAC Insured)	1,000	1,014
Series 2008 F:
4% 7/1/09	1,750	1,750
4% 7/1/11	2,000	2,022
5% 7/1/12	1,000	1,037
5% 7/1/17	1,190	1,226
5% 7/1/18	2,500	2,547
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	593
5% 4/1/16	1,665	1,860
		20,186
Massachusetts - 3.1%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,813
5% 5/15/21	6,885	7,459
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,254
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	267
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	741
5% 1/1/13	750	781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	$ 1,250	$ 1,401
5% 7/1/19	1,150	1,281
5% 7/1/20	1,245	1,367
5% 7/1/21	1,840	2,001
Series Q2:
5% 7/1/18	1,650	1,850
5% 7/1/19	1,635	1,821
5% 7/1/20	1,780	1,938
5% 7/1/21	1,935	2,085
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,370
6.375% 8/1/15	2,460	2,560
6.375% 8/1/16	2,570	2,669
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(f)	3,000	3,057
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,244
5.75% 6/15/13	3,000	3,174
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,228
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,995
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,599
Series 2007 C:
5.25% 8/1/22	3,300	3,587
5.25% 8/1/23	1,600	1,734
5.25% 8/1/24	4,000	4,310
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	1,300	1,316
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (d)	2,045	2,104
5%, tender 7/1/15 (d)	7,000	7,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000	$ 1,743
5.125% 7/1/38	1,500	1,276
Series 2008 E2:
5% 7/1/10	3,825	3,879
5% 7/1/11	3,000	3,067
5% 7/1/12	2,075	2,129
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (d)	1,800	1,798
Series 2009 T1, 4.125%, tender 2/16/12 (d)	2,900	2,897
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,941
5% 7/1/21	4,700	4,918
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	833
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,197
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,937
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		112,597
Michigan - 2.7%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,159
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,053
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,233
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,478
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,495
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,225
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,842
Series 2006 D, 1.409% 7/1/32 (d)	5,555	3,545
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,580
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,638
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,033
DeWitt Pub. Schools Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,408
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,382
5% 12/1/15	665	710
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,876
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,535
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2001 I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,046
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,706
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,007
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (d)	10,000	10,179
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,007
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,475
Series 2008 A:
5% 5/15/10	870	877
5% 5/15/11	1,100	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/12	$ 1,250	$ 1,259
5% 5/15/13	1,500	1,504
(Mercy Health Svcs. Proj.) Series 1996 Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,199
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,976
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,866
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,284
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,161
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,118
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,046
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
		101,263
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.25% 12/1/09	1,250	1,258
5.625% 12/1/22	575	557
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,488
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,566
5.5% 7/1/18	1,400	1,447
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	406
5% 5/15/13	395	399
5% 5/15/14	250	250
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,376
		10,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (d)(f)	$ 1,275	$ 1,249
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,046
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,295
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,333
5% 8/15/13	1,500	1,511
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,302
		10,736
Missouri - 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,133
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,061
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	999
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,444
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,544
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,508
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,081
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,943
		14,753
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,432
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,026
Series 2008 E, 5% 7/1/11	5,000	5,236
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,382
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,119
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,041
5% 7/1/14	1,000	1,024
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,405
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,276
		22,941
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,400	2,364
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,127
		3,491
New Jersey - 2.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,622
Series 2005 B:
5% 2/15/13	2,210	2,135
5.25% 2/15/10	1,925	1,925
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,635
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	3,949
5.25% 6/15/21	4,500	4,648
5.25% 6/15/22	10,585	10,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	$ 1,385	$ 1,456
Series 2005 O:
5.125% 3/1/28	2,000	2,031
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21	6,500	6,734
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,231
5.25% 3/1/23	1,500	1,540
5.25% 3/1/24	5,550	5,686
5.25% 3/1/25	4,200	4,313
5.25% 3/1/26	4,700	4,831
Series 2005 P, 5.125% 9/1/28	1,100	1,107
Series 2008 Y:
5% 9/1/10	1,000	1,034
5% 9/1/11	1,000	1,057
5% 9/1/12	2,545	2,714
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,640
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,154
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,443
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,515
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,673
New Jersey Trans. Trust Fund Auth. Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,138
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,014
		87,298
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	4,080	4,097
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,138
5% 5/15/19 (FSA Insured)	3,420	3,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009: - continued
5% 5/15/20 (FSA Insured)	$ 2,585	$ 2,783
5% 5/15/21 (FSA Insured)	2,725	2,908
		16,660
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,128
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,973
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,164
5.75% 5/1/22	2,240	2,328
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,035
5.75% 5/1/22 (FSA Insured)	8,525	9,000
5.75% 5/1/25 (FSA Insured)	1,715	1,801
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,668
5% 6/1/11	1,075	1,126
Series 2008 A, 6% 5/1/33	6,000	6,360
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,704
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 C, 5.5% 8/1/13	2,000	2,191
Series 2003 J, 5.5% 6/1/19	2,315	2,437
Series 2005 F1, 5.25% 9/1/14	3,600	3,959
Series 2005 G, 5% 8/1/14	6,500	7,066
Series 2005 J, 5% 3/1/12	3,020	3,236
Series 2005 K, 5% 8/1/11	3,950	4,194
Series 2008 A1, 5.25% 8/15/21	11,000	11,594
Series 2008 E, 5% 8/1/13	11,760	12,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	$ 10,000	$ 10,913
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,143
5% 6/15/39	1,600	1,576
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,379
Series 2009 S3, 5.25% 1/15/34	20,000	19,918
Series 2009 S4, 5.75% 1/15/39	6,400	6,637
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,690	8,197
6% 11/1/28 (b)	40,925	44,036
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,957
Series 2007 C1, 5% 11/1/13	11,050	12,328
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,033
5% 3/15/18	10,515	11,588
5% 3/15/19	11,040	12,068
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,689
Series A:
5.75% 7/1/13	3,400	3,640
5.75% 7/1/13 (AMBAC Insured)	1,100	1,178
Series C, 7.5% 7/1/10	2,250	2,309
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,252
5% 2/15/11	2,720	2,830
5% 2/15/12	6,855	7,269
5% 2/15/13	6,545	6,987
5% 8/15/13	7,390	7,954
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,576
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	827
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (c)	5,300	5,618
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 17,600	$ 19,543
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,708
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,183
Series 2005 C, 5.25% 11/15/14	1,000	1,083
Series 2008 A, 5.25% 11/15/36	8,800	8,563
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	10,102
Series 2008 C, 6.5% 11/15/28	11,300	12,438
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,251
5.25% 1/1/27	5,000	5,116
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,161
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,751
5% 4/1/14	1,500	1,654
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,796
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,071
Series 2008 D, 5% 1/1/13	9,500	10,196
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	3,000	2,832
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,325	7,967
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,248
5.25% 6/1/22 (AMBAC Insured)	3,450	3,512
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,252
5.5% 6/1/16	20,000	20,332
5.5% 6/1/17	1,900	1,944
5.5% 6/1/19	1,000	1,032
Series 2003B 1C:
5.5% 6/1/14	3,900	3,904
5.5% 6/1/15	4,900	4,995
5.5% 6/1/17	7,950	8,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/18	$ 17,165	$ 17,664
5.5% 6/1/19	4,700	4,851
5.5% 6/1/22	600	613
Series 2003B C1:
5.5% 6/1/16	1,600	1,645
5.5% 6/1/20	800	822
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,053
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,501
		520,794
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,345
North Carolina - 0.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,709
5.25% 6/1/20 (AMBAC Insured)	1,520	1,599
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,284
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/12 (FSA Insured)	1,300	1,408
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	1,000	1,008
Series 2003 A, 5.5% 1/1/11	1,725	1,800
Series 2003 C, 5.25% 1/1/10	2,630	2,643
Series 2003 D, 5.375% 1/1/10	3,360	3,418
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
		19,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,798
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	975
5% 7/1/14	1,000	949
		5,722
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,724
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,286
6% 6/1/42	1,500	890
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,181
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,167
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,600	1,691
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	3,650	3,733
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,086
5.5% 1/1/43	1,500	1,495
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,039
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (d)(f)	15,000	15,920
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,249
5.75% 12/1/35	5,200	4,999
		47,173
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,103
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,915
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	857
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,328
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,653
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,207
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,577
5% 8/15/13	1,260	1,332
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,807
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	907
		29,713
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (d)	3,500	3,621
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.): - continued
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,210	$ 1,227
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,507
Series 2008 B:
5% 6/15/11	1,800	1,870
5% 6/15/12	2,000	2,097
5% 6/15/13	2,000	2,095
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,347
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,400
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,403
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	6,777
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2002, 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	5,665	5,688
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,080
5% 12/15/13	1,155	1,092
Series 2006 B, 5% 12/15/13	3,115	2,945
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	495	481
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	430
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,936
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,582
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,938
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,668
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	3,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,217
6.5% 11/1/16 (f)	1,100	1,102
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(f)	2,300	2,311
Pennsylvania Gen. Oblig. Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,586
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,636
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,096
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,689
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,710
Series 2008 B1, 5.5% 6/1/33	8,500	8,790
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,772
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,898
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,559
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	709
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,185
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,194
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,670	1,679
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,621
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,470
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,040
		130,200
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,737
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,906
		16,643
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,118
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	664
		2,782
South Carolina - 0.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,804
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,432
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,667
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,472
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	715
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	719
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.):
Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	$ 5,500	$ 6,015
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,200
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,459
Series 2005 B, 5% 1/1/10	3,000	3,064
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,254
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,491
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,844
		30,920
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,086
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,199
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,435
		6,720
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	4,925
5% 12/15/11	3,270	3,170
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,099
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,249
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,000	$ 8,205
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,814
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,938
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,181
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,168
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,119
		62,092
Texas - 13.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,336
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,315
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	745
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,546
6% 1/1/18	1,000	852
6% 1/1/19	1,335	1,114
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,076
0% 11/15/12 (AMBAC Insured)	5,645	5,250
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,359
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,105
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,828
Series 2009 A:
5% 11/15/14	2,315	2,606
5% 11/15/17	1,375	1,548
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bastrop Independent School District Series 2007: - continued
5.25% 2/15/42	$ 6,000	$ 6,128
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,327
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,138
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	3,966
Series 2003, 5% 2/15/10	1,200	1,233
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,321
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,089
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,753
5% 8/15/13	9,575	10,034
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	203
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	916
Series 2008, 5% 8/15/21	1,310	1,427
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,487
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,676
Series A, 0% 2/15/16	3,640	2,961
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/48	18,500	18,704
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (f)	$ 4,200	$ 4,210
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,167
Series 2008, 6.375% 2/15/34	1,300	1,451
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,440
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,537
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009:
5% 2/15/17	1,220	1,359
5% 2/15/22	8,920	9,501
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,125
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,060
Garland Independent School District Series 2001, 5.5% 2/15/12	2,180	2,248
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,239
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,500
5% 2/15/14	1,745	1,912
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,022
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,308
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,764
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,227
5% 8/15/18	1,000	1,109
5.25% 8/15/47	9,740	9,398
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,560
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,110
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,265
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	250
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,088
Series A, 0% 8/15/11	13,740	13,292
0% 8/15/10 (AMBAC Insured)	2,200	2,150
0% 8/15/15	2,000	1,655
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,465
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,691
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,543
0% 12/1/11 (AMBAC Insured)	8,250	7,857
Humble Independent School District Series 2000:
0% 2/15/10	2,320	2,306
0% 2/15/16	1,250	1,007
0% 2/15/17	1,400	1,069
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,812
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,120
5% 9/15/18	1,890	2,119
5% 9/15/21	2,340	2,542
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	828
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,499
0% 8/15/17	1,020	758
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,490
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,626
5% 8/1/14	5,110	5,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Laredo Gen. Oblig. Series 1998, 5.125% 8/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,225	$ 2,236
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,483
Longview Independent School District 5% 2/15/20 (c)	1,000	1,063
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,614
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,019
5.25% 5/15/21	2,405	2,465
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,057
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,443
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,093
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,793
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	918
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,318
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	7,000	7,033
Midway Independent School District Series 2000, 0% 8/15/19	1,400	921
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,878
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,538
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,270
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	$ 2,520	$ 2,875
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	3,300	3,226
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,228
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,335
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,156
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,309
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	569
Series 2009, 2.1%, tender 6/1/11 (d)	7,000	6,990
Series A:
5.25% 2/15/17	725	769
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,485
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,078
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	530
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,655
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,439
Series 2007, 5.375% 8/15/33	7,340	7,615
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,266
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,069
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,136
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
Series 2002:
5.375% 2/15/18	$ 25	$ 26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,489
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,126
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,182
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,212
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	870	906
Series 2002:
5.375% 2/1/17	3,495	3,701
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,750
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,940
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,066
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	704
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17 (c)	5,000	5,403
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,215
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,377
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,242
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,116
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,748
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,269
5% 11/15/14	2,005	2,174
5% 11/15/15	1,880	2,041
5.75% 11/15/24	4,700	4,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	$ 1,000	$ 999
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,284
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,914
Texas Gen. Oblig.:
(College Student Ln. Prog.):
Series 1997, 5.375% 8/1/10 (f)	1,915	1,966
Series 2000, 5.25% 8/1/09 (f)	6,885	6,898
Series 2008:
5% 10/1/12	3,500	3,885
5% 4/1/13	1,000	1,107
0% 10/1/13	8,900	8,048
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	5,873
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,025
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,466
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,179
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,487
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	4,900	4,970
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,721
Series 1999 B, 5.625% 7/15/21	2,010	2,036
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,198
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,327
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,084
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District:
5.5% 2/15/26	$ 3,220	$ 3,525
5.5% 2/15/33	4,160	4,390
5.5% 2/15/37	4,820	5,031
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,266
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,442
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,842
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,297
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	625
Ysleta Independent School District Series 1993, 0% 8/15/11	1,100	1,064
		492,456
Utah - 0.3%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,322
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,847
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,793
		11,962
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,179
6.125% 12/1/27 (AMBAC Insured)	2,800	2,639
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,069
5% 12/1/14 (FSA Insured)	1,200	1,278
5% 12/1/15 (FSA Insured)	1,000	1,058
		7,223
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	$ 2,200	$ 2,194
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,941
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (d)	5,000	5,059
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	2,500	2,523
		25,482
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,539
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,377
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,922
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525	654
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(f)	1,000	1,041
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	1,300	1,377
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,666
5.25% 1/1/11 (FSA Insured)	1,715	1,821
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,039
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,917
Cowlitz County Gen. Oblig. Series 1999, 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	468
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,363
Series 2006 A, 5% 7/1/13	5,000	5,503
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002: - continued
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	$ 1,855	$ 2,109
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,261
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,039
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,329
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,662
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,115
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,148
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,355
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,878
Series 2001 C:
5.25% 1/1/16	3,000	3,114
5.25% 1/1/26 (FSA Insured)	11,200	11,371
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,212
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,176
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,429
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	$ 16,000	$ 15,820
0% 7/1/10	2,250	2,225
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,716
		112,773
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	865
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,640
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,360
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,099
		6,964
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,588
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,453
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,055
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,074
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,166
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	853
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,978
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,730
Series 2006 A, 5% 8/15/12	4,795	4,716
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,868
		33,804
TOTAL MUNICIPAL BONDS (Cost $3,580,843)		3,603,987
Municipal Notes - 0.1%

New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,665)	2,653	2,668
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (e) (Cost $22,259)	22,259,000	22,259
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $3,605,767)		3,628,914
NET OTHER ASSETS - 1.6%		57,936
NET ASSETS - 100%		$ 3,686,850
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 23
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 22,259	$ 22,259	$ -	$ -
Municipal Securities	3,606,655	-	3,606,655	-
Total Investments in Securities:	$ 3,628,914	$ 22,259	$ 3,606,655	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	12.9%
Special Tax	11.6%
Electric Utilities	9.3%
Escrowed/Pre-Refunded	9.3%
Transportation	7.6%
Water & Sewer	5.4%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,583,508)	$ 3,606,655
Fidelity Central Funds (cost $22,259)	22,259
Total Investments (cost $3,605,767)		$ 3,628,914
Cash		18,891
Receivable for fund shares sold		14,030
Interest receivable		45,502
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		13
Other receivables		16
Total assets		3,707,381

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,161
Payable for fund shares redeemed	3,715
Distributions payable	3,032
Accrued management fee	904
Distribution fees payable	45
Other affiliated payables	603
Other payables and accrued expenses	71
Total liabilities		20,531

Net Assets		$ 3,686,850
Net Assets consist of:
Paid in capital		$ 3,665,957
Undistributed net investment income		222
Accumulated undistributed net realized gain (loss) on investments		(2,476)
Net unrealized appreciation (depreciation) on investments		23,147
Net Assets		$ 3,686,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,765 ÷ 7,954.30 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class T: Net Asset Value and redemption price per share ($11,599 ÷ 1,172.00 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class B: Net Asset Value and offering price per share ($2,846 ÷ 287.39 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($30,258 ÷ 3,054.77 shares)A	$ 9.91

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,181,089 ÷ 321,428.42 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,293 ÷ 38,576.11 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 68,026
Income from Fidelity Central Funds		23
Total income		68,049

Expenses
Management fee	$ 5,083
Transfer agent fees	1,437
Distribution fees	216
Accounting fees and expenses	287
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	183
Audit	29
Legal	4
Miscellaneous	59
Total expenses before reductions	7,327
Expense reductions	(65)	7,262
Net investment income		60,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,647)
Change in net unrealized appreciation (depreciation) on investment securities		68,487
Net gain (loss)		66,840
Net increase (decrease) in net assets resulting from operations		$ 127,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,787	$ 97,757
Net realized gain (loss)	(1,647)	(749)
Change in net unrealized appreciation (depreciation)	68,487	(81,765)
Net increase (decrease) in net assets resulting from operations	127,627	15,243
Distributions to shareholders from net investment income	(60,756)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(60,756)	(98,173)
Share transactions - net increase (decrease)	604,562	1,015,683
Redemption fees	72	140
Total increase (decrease) in net assets	671,505	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $222 and undistributed net investment income of $191, respectively)	$ 3,686,850	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.164	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.221	(.277)	.005	.003	.051
Total from investment operations	.385	.067	.362	.368	.111
Distributions from net investment income	(.165)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.165)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.99%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.73% A	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.72% A	.61%	.61%	.50%	.60% A
Net investment income	3.36% A	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,765	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.166	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.221	(.279)	.006	.004	.059
Total from investment operations	.387	.068	.361	.362	.109
Distributions from net investment income	(.167)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.167)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	4.00%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.70% A	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.69% A	.63%	.63%	.59%	.76% A
Net investment income	3.39% A	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,599	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.132	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.221	(.278)	.003	.002	.051
Total from investment operations	.353	-	.292	.296	.098
Distributions from net investment income	(.133)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.133)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.65%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.37% A	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.71% A	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,846	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.128	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.230	(.290)	.004	.012	.051
Total from investment operations	.358	(.019)	.287	.297	.097
Distributions from net investment income	(.128)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.128)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.91	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	3.71%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.46% A	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.62% A	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,258	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income D	.180	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	.220	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.400	.094	.387	.387	.254	.373
Distributions from net investment income	(.180)	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.180)	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return B, C	4.15%	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.42% A	.38%	.37%	.34%	.36%	.42%
Net investment income	3.66% A	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,181	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate F	7% A	8%	18%	24%	24%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.177	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.221	(.276)	.006	.014	.052
Total from investment operations	.398	.093	.384	.396	.113
Distributions from net investment income	(.178)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.178)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I
Net asset value, end of period	$ 9.91	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	4.12%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.46% A	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.46% A	.36%	.39%	.36%	.47% A
Net investment income	3.62% A	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,293	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 75,403,758
Unrealized depreciation	(52,049,698)
Net unrealized appreciation (depreciation)	$ 23,354,060
Cost for federal income tax purposes	$ 3,605,559,659

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $765,187,371 and $109,769,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,713	$ 16,498
Class T	0%	.25%	13,052	138
Class B	.65%	.25%	10,038	7,277
Class C	.75%	.25%	114,959	75,898
			$ 215,762	$ 99,811

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,151
Class T	1,631
Class B*	2,870
Class C*	2,514
$ 40,166

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to

Semiannual Report

6. Significant Accounting Policies - continued

Transfer Agent and Accounting Fees - continued

perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 41,425.13
Class T	5,341.10
Class B	1,430.13
Class C	13,644.12
Intermediate Municipal Income	1,187,679.08
Institutional Class	187,359.12
	$ 1,436,878

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,269 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,333 and $49,325, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,022,334	$ 652,391
Class T	175,127	219,437
Class B	29,546	23,358
Class C	293,287	235,783
Intermediate Municipal Income	53,691,764	92,047,171
Institutional Class	5,543,755	4,546,912
Total	$ 60,755,813	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	4,292,789	4,505,501	$ 42,565,683	$ 43,996,512
Reinvestment of distributions	76,774	55,413	761,073	540,757
Shares redeemed	(893,015)	(706,493)	(8,848,053)	(6,832,557)
Net increase (decrease)	3,476,548	3,854,421	$ 34,478,703	$ 37,704,712
Class T
Shares sold	331,132	532,466	$ 3,280,346	$ 5,180,226
Reinvestment of distributions	13,694	16,435	135,663	161,075
Shares redeemed	(90,592)	(161,487)	(896,205)	(1,557,092)
Net increase (decrease)	254,234	387,414	$ 2,519,804	$ 3,784,209

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class B
Shares sold	154,419	127,114	$ 1,529,451	$ 1,249,257
Reinvestment of distributions	1,435	1,393	14,222	13,635
Shares redeemed	(13,433)	(38,384)	(132,734)	(381,248)
Net increase (decrease)	142,421	90,123	$ 1,410,939	$ 881,644
Class C
Shares sold	1,739,447	1,487,099	$ 17,245,974	$ 14,542,452
Reinvestment of distributions	16,055	13,363	159,196	130,558
Shares redeemed	(279,306)	(263,093)	(2,761,760)	(2,540,494)
Net increase (decrease)	1,476,196	1,237,369	$ 14,643,410	$ 12,132,516
Intermediate Municipal Income
Shares sold	92,661,515	153,563,928	$ 917,373,435	$ 1,507,415,406
Reinvestment of distributions	3,916,100	6,914,479	38,789,532	67,815,139
Shares redeemed	(53,540,278)	(84,220,199)	(528,605,755)	(818,304,848)
Net increase (decrease)	43,037,337	76,258,208	$ 427,557,212	$ 756,925,697
Institutional Class
Shares sold	19,821,968	28,833,283	$ 196,507,178	$ 282,851,031
Reinvestment of distributions	335,891	280,894	3,331,549	2,744,308
Shares redeemed	(7,676,711)	(8,422,717)	(75,885,166)	(81,341,689)
Net increase (decrease)	12,481,148	20,691,460	$ 123,953,561	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-USAN-0809
1.820154.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.73%
Actual		$ 1,000.00	$ 1,039.90	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class T	.70%
Actual		$ 1,000.00	$ 1,040.00	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class B	1.38%
Actual		$ 1,000.00	$ 1,036.50	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class C	1.47%
Actual		$ 1,000.00	$ 1,037.10	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Intermediate Municipal Income	.42%
Actual		$ 1,000.00	$ 1,041.50	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11
Institutional Class	.46%
Actual		$ 1,000.00	$ 1,041.20	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.1	12.8
Texas	13.4	13.6
California	12.6	13.5
Illinois	10.1	9.7
Florida	6.7	6.7
Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	34.9
Health Care	12.9	13.0
Special Tax	11.6	11.1
Electric Utilities	9.3	10.1
Escrowed/Pre-Refunded	9.3	8.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	6.4	7.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	5.3	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 10.7%	AAA 10.5%
AA,A 75.6%	AA,A 70.9%
BBB 7.8%	BBB 10.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 3.2%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,124
Series 2005 A2, 5% 6/1/12	1,500	1,593
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,125	2,287
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,202
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,310
Series 2009 A, 6.125%, tender 5/15/12 (d)	6,000	6,101
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,865	3,886
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,304
5.5% 1/1/22	2,300	1,350
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,209
		26,366
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,045
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,605
		8,650
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	507
5% 1/1/11	1,000	1,034
5% 1/1/12	1,200	1,254
Series 2008 D:
5.5% 1/1/38	6,300	6,110
6% 1/1/27	1,400	1,451
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 C, 5% 9/1/09 (FSA Insured)	1,100	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.: - continued
Series 2008, 5.75% 9/1/22	$ 15,000	$ 15,516
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,432
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (d)	6,700	6,859
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,592
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (f)	1,280	1,292
5.25% 7/1/11 (f)	2,250	2,331
5.5% 7/1/12 (f)	2,450	2,578
5.5% 7/1/13 (f)	1,005	1,061
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,147
Series 2009 A:
5% 7/1/14	1,500	1,683
5% 7/1/18	7,665	8,620
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,754
5% 9/1/10	1,000	1,013
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,135
		65,053
California - 12.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,310
5.5% 5/1/15	2,600	2,769
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	4,934
5% 7/1/15	15,200	15,707
5.25% 1/1/11	700	734
5.25% 7/1/12	1,210	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5.25% 7/1/13	$ 10,300	$ 10,953
5.25% 7/1/13	7,000	7,444
5.25% 7/1/14	9,700	10,252
5.25% 7/1/14	13,240	13,994
Series 2008 A:
5% 7/1/09	5,000	5,000
5% 1/1/11	4,200	4,388
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	495	514
5% 10/1/13	1,550	1,639
5% 11/1/13	4,000	4,233
5% 3/1/15	2,765	2,868
5% 8/1/16	6,070	6,230
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,627
5% 3/1/26	2,200	1,997
5% 6/1/27 (AMBAC Insured)	1,800	1,618
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,649
5% 8/1/33	4,300	3,680
5.125% 11/1/24	1,900	1,786
5.125% 2/1/26	1,200	1,108
5.25% 2/1/11	1,650	1,719
5.25% 3/1/12	2,210	2,333
5.25% 2/1/15	5,000	5,185
5.25% 2/1/16	8,500	8,718
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,495
5.25% 2/1/28	3,400	3,140
5.25% 2/1/33	6,100	5,438
5.25% 12/1/33	110	98
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,688
5.25% 4/1/34	30	27
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,540
5.25% 3/1/38	8,570	7,492
5.5% 3/1/11	8,500	8,910
5.5% 4/1/13	1,400	1,498
5.5% 4/1/13 (AMBAC Insured)	1,000	1,070
5.5% 8/1/29	13,900	13,250
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,486
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,015	11,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 8/1/30	$ 10,000	$ 9,403
5.5% 11/1/33	21,355	19,736
6% 4/1/38	3,600	3,602
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,537
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,017
Series 2008 L, 5.125% 7/1/22	3,800	3,722
Series 2009 D, 5%, tender 7/1/14 (d)	4,100	4,132
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,544
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,782
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,074
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	14,041	8,664
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	10,034
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(f)	3,400	3,417
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,700
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,537
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,694
Series 2005 K, 5% 11/1/16	7,195	7,086
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,086
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,260
5.75% 11/1/28	5,000	5,178
5% 11/1/14 (FSA Insured)	1,000	1,081
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	4,900	4,915
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (d)	$ 4,000	$ 3,974
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,491
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,272
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,938
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,342
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,364
Series 1999:
0% 1/15/27 (a)	1,000	807
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	928
5.75% 1/15/40	1,600	1,258
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,325
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,355
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,255
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,374
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	22,094
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,577
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,677
5% 1/1/11 (FSA Insured) (f)	1,740	1,760
5% 1/1/12 (FSA Insured) (f)	1,835	1,881
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 4,000	$ 4,184
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,318
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	3,600	3,773
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,210
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,035
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,642
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,901
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	3,400	3,648
6.5% 8/1/28	2,750	3,084
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,679
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,318
5% 5/15/22	2,000	2,031
Series 2009 B, 5% 5/15/12	500	537
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,414
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,319
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,122
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,884
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,089
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,863
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,746
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,320
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,570
		464,768
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,747
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,470
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	11,100	5,978
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,160
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,149
5% 11/15/14 (Escrowed to Maturity) (g)	60	68
Series 2006 F:
5% 11/15/13	395	413
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,001
5% 11/15/14	420	437
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,054
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	1,904
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	623
5% 7/1/12	675	637
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,895
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,553
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	$ 2,310	$ 2,211
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,000	1,093
5.75% 12/15/22 (FGIC Insured)	1,000	1,087
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	942
		39,876
Connecticut - 0.9%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,273
Series 2009 1:
5% 2/1/14	10,000	10,928
5% 2/1/15	10,000	10,976
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,114
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,278
		31,569
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,046
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,290
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,028
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,147
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,319
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,232
4% 8/15/11 (FSA Insured)	1,050	1,078
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,475	$ 3,491
5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,798
		26,443
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (g)	195	199
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,015
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,215
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,419
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,071
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,466
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,596
5% 12/1/11	2,695	2,871
5% 12/1/12	3,880	4,196
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,829
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,243
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	21,711
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,826
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,759
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	699
Series 2008 A, 5.375% 7/1/28	3,375	3,520
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,117
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	$ 7,550	$ 7,581
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,782
Series B:
5% 11/15/17	1,050	1,062
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	170
Series G:
5% 11/15/12	965	1,005
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,613
5% 11/15/13 (Escrowed to Maturity) (g)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,523
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,807
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	2,009
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,448
5% 10/1/14	7,000	7,464
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,070
4% 10/1/11	2,105	2,215
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	1,875
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,382
5% 11/15/14	2,485	2,545
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,007
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,671
5.25% 6/1/24	3,850	3,858
5.25% 6/1/25	4,050	4,033
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	$ 4,140	$ 4,375
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,260
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,500	2,513
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400	1,455
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,284
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,829
5% 8/1/15 (AMBAC Insured)	5,990	6,241
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,387
5.25% 10/1/20 (FSA Insured)	5,000	5,233
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,727
5.75% 10/1/43	1,850	1,672
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,954
5% 11/1/14 (FSA Insured)	1,825	1,895
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,002
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,754
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,064
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,072
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	5,156
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	$ 1,410	$ 1,472
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,083
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,678
		247,026
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,139
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,241
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,181
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,617
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (d)	11,300	12,219
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,437
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,394
Series 2005 V:
6.6% 1/1/18 (g)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,735
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,501
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	543
5% 9/15/14	715	669
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (d)	6,800	6,941
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	9,000	9,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 7,997
5.25% 1/1/20	1,625	1,705
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	955
		88,019
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,886
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,025
Series 2009 DR:
5% 6/1/18	5,785	6,458
5% 6/1/19	15,755	17,523
		42,892
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,824
6.75% 11/1/37	2,600	2,773
		5,597
Illinois - 10.1%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,721
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	885
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,317
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,326
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	721
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,255
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,540
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,442
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 365	$ 378
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	377
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,239
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,024
5.25% 1/1/29 (FSA Insured)	190	194
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	910	1,033
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,865
5.5% 1/1/11 (f)	10,000	10,205
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,370
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,162
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,841
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	381
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,417
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,572
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,069
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,207
5% 6/1/12	3,645	3,894
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,749
Series 2008, 5.25% 11/1/33	4,500	4,526
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,776
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,270
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 1,147
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	620
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,052
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,073
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,988
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,814
DuPage County Forest Preserve District Rev. Series 2000:
0% 11/1/09	4,000	3,987
0% 11/1/17	2,700	1,987
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (d)(f)	3,500	3,481
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,408
5.5% 5/1/13 (FGIC Insured)	1,000	1,108
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,044
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,219
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,100
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,654
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	912
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,354
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,668
5.25% 10/1/14	2,290	2,349
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (d)	5,900	5,900
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (d)	4,000	4,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 2,600	$ 2,832
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,045
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,101
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,551
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/09	1,000	1,006
5% 10/1/10	1,235	1,267
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,877
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,665	3,659
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,496
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	829
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,163
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,353
Illinois Gen. Oblig.:
First Series, 5.5% 8/1/10	1,400	1,469
Series 2000:
5.5% 4/1/17	2,600	2,644
5.6% 4/1/21	2,800	2,835
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,066
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,387
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,482
5.5% 4/1/16 (FSA Insured)	1,000	1,064
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,231
Series 2009, 4% 4/26/10	35,000	35,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	$ 5,000	$ 5,315
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,631
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,994
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,637
Series W, 5% 6/15/13	3,430	3,433
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,657
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	36,781
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,743
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,102
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	2,951
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,125	2,504
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,028
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,006
0% 12/1/14 (FSA Insured)	5,180	4,417
0% 12/1/15 (FSA Insured)	3,810	3,092
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,431
0% 12/1/10 (FSA Insured)	3,380	3,299
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,570
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	$ 7,780	$ 7,556
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,508
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,233
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	793
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,718
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,199
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,402
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,279
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,054
5% 10/1/19	1,475	1,517
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,398
Univ. of Illinois Rev.:
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,500	2,631
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,028
0% 4/1/14	3,500	3,080
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,129
Will County Cmnty. Unit School District #365-U, Valley View:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,323
0% 11/1/16 (FSA Insured)	4,000	2,947
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U, Valley View: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 896
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	834
		371,710
Indiana - 3.0%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	989
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,280
5% 1/10/14 (FSA Insured)	1,180	1,318
5% 7/10/14 (FSA Insured)	1,215	1,368
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,481
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,598
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,088
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,405
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,851
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,431
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,934
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,155
5.25% 7/15/16 (FSA Insured)	2,095	2,403
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	12,944
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(f)	1,250	1,195
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	$ 7,800	$ 7,751
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,920
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,093
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,157
0% 12/1/17 (AMBAC Insured)	1,470	1,029
0% 6/1/18 (AMBAC Insured)	1,740	1,178
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,592
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,132
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,604
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,177
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,224
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,390
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,769
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,514
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,077
5% 7/1/22	1,000	1,066
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	1,969
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	3,500	3,575
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	5,095
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/12 (Assured Guaranty Corp. Insured)	$ 1,790	$ 1,940
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,057
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,648
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,434
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,079
		109,097
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,848
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,074
		7,922
Kansas - 0.8%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,810
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,233
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Series 2002 II:
5.5% 11/1/19	1,000	1,074
5.5% 11/1/20	1,000	1,069
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	2,007
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	16,187
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,540
		27,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,645	$ 1,667
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,292
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,293
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,092
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,354
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,679
		38,377
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,065
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,929
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,004
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,028
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,812
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,719
0% 9/1/13 (AMBAC Insured)	1,400	1,101
		14,658
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,334
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,910
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,117
6% 7/1/38	1,800	1,933
		12,458
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,803
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,312
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	550
4% 7/1/10 (AMBAC Insured)	1,275	1,288
4% 7/1/11 (AMBAC Insured)	1,000	1,014
Series 2008 F:
4% 7/1/09	1,750	1,750
4% 7/1/11	2,000	2,022
5% 7/1/12	1,000	1,037
5% 7/1/17	1,190	1,226
5% 7/1/18	2,500	2,547
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	593
5% 4/1/16	1,665	1,860
		20,186
Massachusetts - 3.1%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,813
5% 5/15/21	6,885	7,459
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,254
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	267
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	741
5% 1/1/13	750	781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	$ 1,250	$ 1,401
5% 7/1/19	1,150	1,281
5% 7/1/20	1,245	1,367
5% 7/1/21	1,840	2,001
Series Q2:
5% 7/1/18	1,650	1,850
5% 7/1/19	1,635	1,821
5% 7/1/20	1,780	1,938
5% 7/1/21	1,935	2,085
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,370
6.375% 8/1/15	2,460	2,560
6.375% 8/1/16	2,570	2,669
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(f)	3,000	3,057
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,244
5.75% 6/15/13	3,000	3,174
Massachusetts Gen. Oblig.:
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,228
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	1,995
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,599
Series 2007 C:
5.25% 8/1/22	3,300	3,587
5.25% 8/1/23	1,600	1,734
5.25% 8/1/24	4,000	4,310
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	1,300	1,316
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (d)	2,045	2,104
5%, tender 7/1/15 (d)	7,000	7,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000	$ 1,743
5.125% 7/1/38	1,500	1,276
Series 2008 E2:
5% 7/1/10	3,825	3,879
5% 7/1/11	3,000	3,067
5% 7/1/12	2,075	2,129
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (d)	1,800	1,798
Series 2009 T1, 4.125%, tender 2/16/12 (d)	2,900	2,897
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,941
5% 7/1/21	4,700	4,918
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	846
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	833
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,197
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,937
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		112,597
Michigan - 2.7%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,159
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,053
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,233
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,133
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,478
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,495
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,225
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,842
Series 2006 D, 1.409% 7/1/32 (d)	5,555	3,545
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,580
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,638
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,033
DeWitt Pub. Schools Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,408
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,382
5% 12/1/15	665	710
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,876
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,535
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2001 I, 5.5% 10/15/13	2,800	2,941
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,046
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,706
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,007
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (d)	10,000	10,179
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,007
5.5% 3/1/17	1,885	1,886
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,475
Series 2008 A:
5% 5/15/10	870	877
5% 5/15/11	1,100	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/12	$ 1,250	$ 1,259
5% 5/15/13	1,500	1,504
(Mercy Health Svcs. Proj.) Series 1996 Q, 6% 8/15/09 (Escrowed to Maturity) (g)	1,195	1,199
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,976
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	5,866
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,284
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,161
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,118
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,046
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,289
		101,263
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.25% 12/1/09	1,250	1,258
5.625% 12/1/22	575	557
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,021
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,488
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,566
5.5% 7/1/18	1,400	1,447
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	406
5% 5/15/13	395	399
5% 5/15/14	250	250
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,376
		10,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (d)(f)	$ 1,275	$ 1,249
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,046
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,295
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,333
5% 8/15/13	1,500	1,511
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,302
		10,736
Missouri - 0.4%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,133
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,061
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	999
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,444
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,544
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,508
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,081
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,943
		14,753
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,432
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,026
Series 2008 E, 5% 7/1/11	5,000	5,236
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,382
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,119
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,041
5% 7/1/14	1,000	1,024
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,405
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,276
		22,941
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,400	2,364
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,127
		3,491
New Jersey - 2.4%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,622
Series 2005 B:
5% 2/15/13	2,210	2,135
5.25% 2/15/10	1,925	1,925
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,635
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	3,949
5.25% 6/15/21	4,500	4,648
5.25% 6/15/22	10,585	10,790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	$ 1,385	$ 1,456
Series 2005 O:
5.125% 3/1/28	2,000	2,031
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21	6,500	6,734
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,231
5.25% 3/1/23	1,500	1,540
5.25% 3/1/24	5,550	5,686
5.25% 3/1/25	4,200	4,313
5.25% 3/1/26	4,700	4,831
Series 2005 P, 5.125% 9/1/28	1,100	1,107
Series 2008 Y:
5% 9/1/10	1,000	1,034
5% 9/1/11	1,000	1,057
5% 9/1/12	2,545	2,714
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,640
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,154
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,443
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,515
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,673
New Jersey Trans. Trust Fund Auth. Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,138
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,014
		87,298
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	4,080	4,097
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,138
5% 5/15/19 (FSA Insured)	3,420	3,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009: - continued
5% 5/15/20 (FSA Insured)	$ 2,585	$ 2,783
5% 5/15/21 (FSA Insured)	2,725	2,908
		16,660
New York - 14.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,128
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,973
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,164
5.75% 5/1/22	2,240	2,328
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,035
5.75% 5/1/22 (FSA Insured)	8,525	9,000
5.75% 5/1/25 (FSA Insured)	1,715	1,801
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,668
5% 6/1/11	1,075	1,126
Series 2008 A, 6% 5/1/33	6,000	6,360
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,704
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	163
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	648
Series 2002 C, 5.5% 8/1/13	2,000	2,191
Series 2003 J, 5.5% 6/1/19	2,315	2,437
Series 2005 F1, 5.25% 9/1/14	3,600	3,959
Series 2005 G, 5% 8/1/14	6,500	7,066
Series 2005 J, 5% 3/1/12	3,020	3,236
Series 2005 K, 5% 8/1/11	3,950	4,194
Series 2008 A1, 5.25% 8/15/21	11,000	11,594
Series 2008 E, 5% 8/1/13	11,760	12,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	$ 10,000	$ 10,913
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,143
5% 6/15/39	1,600	1,576
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,379
Series 2009 S3, 5.25% 1/15/34	20,000	19,918
Series 2009 S4, 5.75% 1/15/39	6,400	6,637
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,690	8,197
6% 11/1/28 (b)	40,925	44,036
Series 2003 B, 5.25% 2/1/29 (b)	3,800	3,957
Series 2007 C1, 5% 11/1/13	11,050	12,328
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,033
5% 3/15/18	10,515	11,588
5% 3/15/19	11,040	12,068
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,689
Series A:
5.75% 7/1/13	3,400	3,640
5.75% 7/1/13 (AMBAC Insured)	1,100	1,178
Series C, 7.5% 7/1/10	2,250	2,309
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,252
5% 2/15/11	2,720	2,830
5% 2/15/12	6,855	7,269
5% 2/15/13	6,545	6,987
5% 8/15/13	7,390	7,954
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,576
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	827
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (c)	5,300	5,618
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 17,600	$ 19,543
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,708
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,183
Series 2005 C, 5.25% 11/15/14	1,000	1,083
Series 2008 A, 5.25% 11/15/36	8,800	8,563
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	10,102
Series 2008 C, 6.5% 11/15/28	11,300	12,438
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,251
5.25% 1/1/27	5,000	5,116
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,161
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,751
5% 4/1/14	1,500	1,654
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,796
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,071
Series 2008 D, 5% 1/1/13	9,500	10,196
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	3,000	2,832
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,325	7,967
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,248
5.25% 6/1/22 (AMBAC Insured)	3,450	3,512
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,252
5.5% 6/1/16	20,000	20,332
5.5% 6/1/17	1,900	1,944
5.5% 6/1/19	1,000	1,032
Series 2003B 1C:
5.5% 6/1/14	3,900	3,904
5.5% 6/1/15	4,900	4,995
5.5% 6/1/17	7,950	8,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/18	$ 17,165	$ 17,664
5.5% 6/1/19	4,700	4,851
5.5% 6/1/22	600	613
Series 2003B C1:
5.5% 6/1/16	1,600	1,645
5.5% 6/1/20	800	822
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,053
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,501
		520,794
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,126
		5,345
North Carolina - 0.5%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,709
5.25% 6/1/20 (AMBAC Insured)	1,520	1,599
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,284
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,350
5% 11/1/12 (FSA Insured)	1,300	1,408
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	1,000	1,008
Series 2003 A, 5.5% 1/1/11	1,725	1,800
Series 2003 C, 5.25% 1/1/10	2,630	2,643
Series 2003 D, 5.375% 1/1/10	3,360	3,418
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
		19,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.2%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 3,798
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	975
5% 7/1/14	1,000	949
		5,722
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,724
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,286
6% 6/1/42	1,500	890
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,181
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,167
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,600	1,691
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	3,650	3,733
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,086
5.5% 1/1/43	1,500	1,495
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,039
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (d)(f)	15,000	15,920
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,095
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	508
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,249
5.75% 12/1/35	5,200	4,999
		47,173
Oklahoma - 0.8%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	961
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,103
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,915
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	857
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,328
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,653
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,207
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,577
5% 8/15/13	1,260	1,332
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,807
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,066
5% 12/15/14	850	907
		29,713
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (d)	3,500	3,621
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,500	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.): - continued
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 1,210	$ 1,227
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,507
Series 2008 B:
5% 6/15/11	1,800	1,870
5% 6/15/12	2,000	2,097
5% 6/15/13	2,000	2,095
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,347
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,400
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,403
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	6,777
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2002, 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	5,665	5,688
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,080
5% 12/15/13	1,155	1,092
Series 2006 B, 5% 12/15/13	3,115	2,945
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	495	481
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	430
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,936
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,582
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,938
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,668
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	3,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,217
6.5% 11/1/16 (f)	1,100	1,102
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(f)	2,300	2,311
Pennsylvania Gen. Oblig. Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,586
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,636
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,096
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,689
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,710
Series 2008 B1, 5.5% 6/1/33	8,500	8,790
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,772
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,898
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,052
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,559
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	709
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,185
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,194
Pittsburgh School District Series 2006 A, 5% 9/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,670	1,679
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,621
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,470
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,040
		130,200
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,737
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,906
		16,643
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,118
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	664
		2,782
South Carolina - 0.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,804
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,432
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,667
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,472
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	715
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	719
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.):
Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	$ 5,500	$ 6,015
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,200
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,459
Series 2005 B, 5% 1/1/10	3,000	3,064
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,254
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,491
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,844
		30,920
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,086
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,199
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,435
		6,720
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	4,925
5% 12/15/11	3,270	3,170
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,425
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,099
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,249
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.) Series 1993:
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,000	$ 8,205
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,814
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,938
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,181
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,168
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,119
		62,092
Texas - 13.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,336
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,315
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	745
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,546
6% 1/1/18	1,000	852
6% 1/1/19	1,335	1,114
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,076
0% 11/15/12 (AMBAC Insured)	5,645	5,250
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,359
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,105
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,828
Series 2009 A:
5% 11/15/14	2,315	2,606
5% 11/15/17	1,375	1,548
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bastrop Independent School District Series 2007: - continued
5.25% 2/15/42	$ 6,000	$ 6,128
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,327
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,138
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,324
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,380
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	3,966
Series 2003, 5% 2/15/10	1,200	1,233
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,321
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,089
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,629
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,753
5% 8/15/13	9,575	10,034
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	203
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	916
Series 2008, 5% 8/15/21	1,310	1,427
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,606
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,487
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,676
Series A, 0% 2/15/16	3,640	2,961
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/48	18,500	18,704
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (f)	$ 4,200	$ 4,210
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,167
Series 2008, 6.375% 2/15/34	1,300	1,451
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,440
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,537
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,638
Series 2009:
5% 2/15/17	1,220	1,359
5% 2/15/22	8,920	9,501
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,125
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,060
Garland Independent School District Series 2001, 5.5% 2/15/12	2,180	2,248
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,239
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,500
5% 2/15/14	1,745	1,912
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,022
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,308
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,764
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,227
5% 8/15/18	1,000	1,109
5.25% 8/15/47	9,740	9,398
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,287
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,560
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,110
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,265
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	250
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,088
Series A, 0% 8/15/11	13,740	13,292
0% 8/15/10 (AMBAC Insured)	2,200	2,150
0% 8/15/15	2,000	1,655
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,465
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,691
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,543
0% 12/1/11 (AMBAC Insured)	8,250	7,857
Humble Independent School District Series 2000:
0% 2/15/10	2,320	2,306
0% 2/15/16	1,250	1,007
0% 2/15/17	1,400	1,069
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,812
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,120
5% 9/15/18	1,890	2,119
5% 9/15/21	2,340	2,542
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	828
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,499
0% 8/15/17	1,020	758
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,490
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,626
5% 8/1/14	5,110	5,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Laredo Gen. Oblig. Series 1998, 5.125% 8/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,225	$ 2,236
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,483
Longview Independent School District 5% 2/15/20 (c)	1,000	1,063
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,614
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,019
5.25% 5/15/21	2,405	2,465
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,057
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,443
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,093
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,793
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	918
5.5% 2/15/19	370	382
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,318
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	7,000	7,033
Midway Independent School District Series 2000, 0% 8/15/19	1,400	921
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	551
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,878
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,538
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,270
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	$ 2,520	$ 2,875
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	3,300	3,226
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,228
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,335
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,156
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,309
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	569
Series 2009, 2.1%, tender 6/1/11 (d)	7,000	6,990
Series A:
5.25% 2/15/17	725	769
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,485
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,078
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	530
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,655
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,439
Series 2007, 5.375% 8/15/33	7,340	7,615
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,266
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,069
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,136
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
Series 2002:
5.375% 2/15/18	$ 25	$ 26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,489
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,126
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,182
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,212
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	870	906
Series 2002:
5.375% 2/1/17	3,495	3,701
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,750
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,940
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,066
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	704
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17 (c)	5,000	5,403
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,215
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,377
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,242
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,116
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,748
5.375% 2/1/18	480	499
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,269
5% 11/15/14	2,005	2,174
5% 11/15/15	1,880	2,041
5.75% 11/15/24	4,700	4,961
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	$ 1,000	$ 999
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,284
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,914
Texas Gen. Oblig.:
(College Student Ln. Prog.):
Series 1997, 5.375% 8/1/10 (f)	1,915	1,966
Series 2000, 5.25% 8/1/09 (f)	6,885	6,898
Series 2008:
5% 10/1/12	3,500	3,885
5% 4/1/13	1,000	1,107
0% 10/1/13	8,900	8,048
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	5,873
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,025
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,466
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,179
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	9,487
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	4,900	4,970
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,721
Series 1999 B, 5.625% 7/15/21	2,010	2,036
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,198
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,327
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,084
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District:
5.5% 2/15/26	$ 3,220	$ 3,525
5.5% 2/15/33	4,160	4,390
5.5% 2/15/37	4,820	5,031
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,266
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,442
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,842
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,297
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	625
Ysleta Independent School District Series 1993, 0% 8/15/11	1,100	1,064
		492,456
Utah - 0.3%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,322
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,847
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,793
		11,962
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,179
6.125% 12/1/27 (AMBAC Insured)	2,800	2,639
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,069
5% 12/1/14 (FSA Insured)	1,200	1,278
5% 12/1/15 (FSA Insured)	1,000	1,058
		7,223
Virginia - 0.7%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	$ 2,200	$ 2,194
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,941
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (d)	5,000	5,059
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	2,500	2,523
		25,482
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,539
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,377
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,922
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525	654
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(f)	1,000	1,041
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	1,300	1,377
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,666
5.25% 1/1/11 (FSA Insured)	1,715	1,821
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,039
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,917
Cowlitz County Gen. Oblig. Series 1999, 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (g)	460	468
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,363
Series 2006 A, 5% 7/1/13	5,000	5,503
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002: - continued
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	$ 1,855	$ 2,109
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,261
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,039
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,329
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,662
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855	865
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,115
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,099
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,148
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,355
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,878
Series 2001 C:
5.25% 1/1/16	3,000	3,114
5.25% 1/1/26 (FSA Insured)	11,200	11,371
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,212
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,176
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,429
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	$ 16,000	$ 15,820
0% 7/1/10	2,250	2,225
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,716
		112,773
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	865
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,640
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,360
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,099
		6,964
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,588
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,453
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,055
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,074
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,166
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	853
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,978
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,730
Series 2006 A, 5% 8/15/12	4,795	4,716
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,868
		33,804
TOTAL MUNICIPAL BONDS (Cost $3,580,843)		3,603,987
Municipal Notes - 0.1%

New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,665)	2,653	2,668
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.39% (e) (Cost $22,259)	22,259,000	22,259
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $3,605,767)		3,628,914
NET OTHER ASSETS - 1.6%		57,936
NET ASSETS - 100%		$ 3,686,850
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 23
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 22,259	$ 22,259	$ -	$ -
Municipal Securities	3,606,655	-	3,606,655	-
Total Investments in Securities:	$ 3,628,914	$ 22,259	$ 3,606,655	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.0%
Health Care	12.9%
Special Tax	11.6%
Electric Utilities	9.3%
Escrowed/Pre-Refunded	9.3%
Transportation	7.6%
Water & Sewer	5.4%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $741,000 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,583,508)	$ 3,606,655
Fidelity Central Funds (cost $22,259)	22,259
Total Investments (cost $3,605,767)		$ 3,628,914
Cash		18,891
Receivable for fund shares sold		14,030
Interest receivable		45,502
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		13
Other receivables		16
Total assets		3,707,381

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,161
Payable for fund shares redeemed	3,715
Distributions payable	3,032
Accrued management fee	904
Distribution fees payable	45
Other affiliated payables	603
Other payables and accrued expenses	71
Total liabilities		20,531

Net Assets		$ 3,686,850
Net Assets consist of:
Paid in capital		$ 3,665,957
Undistributed net investment income		222
Accumulated undistributed net realized gain (loss) on investments		(2,476)
Net unrealized appreciation (depreciation) on investments		23,147
Net Assets		$ 3,686,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($78,765 ÷ 7,954.30 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class T: Net Asset Value and redemption price per share ($11,599 ÷ 1,172.00 shares)	$ 9.90

Maximum offering price per share (100/96.00 of $9.90)	$ 10.31
Class B: Net Asset Value and offering price per share ($2,846 ÷ 287.39 shares)A	$ 9.90

Class C: Net Asset Value and offering price per share ($30,258 ÷ 3,054.77 shares)A	$ 9.91

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,181,089 ÷ 321,428.42 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($382,293 ÷ 38,576.11 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 68,026
Income from Fidelity Central Funds		23
Total income		68,049

Expenses
Management fee	$ 5,083
Transfer agent fees	1,437
Distribution fees	216
Accounting fees and expenses	287
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	183
Audit	29
Legal	4
Miscellaneous	59
Total expenses before reductions	7,327
Expense reductions	(65)	7,262
Net investment income		60,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,647)
Change in net unrealized appreciation (depreciation) on investment securities		68,487
Net gain (loss)		66,840
Net increase (decrease) in net assets resulting from operations		$ 127,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,787	$ 97,757
Net realized gain (loss)	(1,647)	(749)
Change in net unrealized appreciation (depreciation)	68,487	(81,765)
Net increase (decrease) in net assets resulting from operations	127,627	15,243
Distributions to shareholders from net investment income	(60,756)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(60,756)	(98,173)
Share transactions - net increase (decrease)	604,562	1,015,683
Redemption fees	72	140
Total increase (decrease) in net assets	671,505	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $222 and undistributed net investment income of $191, respectively)	$ 3,686,850	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.164	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.221	(.277)	.005	.003	.051
Total from investment operations	.385	.067	.362	.368	.111
Distributions from net investment income	(.165)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.165)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.99%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.68%	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.73% A	.68%	.68%	.63%	.61% A
Expenses net of all reductions	.72% A	.61%	.61%	.50%	.60% A
Net investment income	3.36% A	3.55%	3.61%	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,765	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.166	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.221	(.279)	.006	.004	.059
Total from investment operations	.387	.068	.361	.362	.109
Distributions from net investment income	(.167)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.167)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	4.00%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.68%	.68%	.78% A
Expenses net of fee waivers, if any	.70% A	.68%	.68%	.68%	.78% A
Expenses net of all reductions	.69% A	.63%	.63%	.59%	.76% A
Net investment income	3.39% A	3.53%	3.59%	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,599	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.132	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.221	(.278)	.003	.002	.051
Total from investment operations	.353	-	.292	.296	.098
Distributions from net investment income	(.133)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.133)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.65%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.37%	1.35%	1.37% A
Expenses net of all reductions	1.37% A	1.31%	1.30%	1.25%	1.35% A
Net investment income	2.71% A	2.85%	2.92%	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,846	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.128	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.230	(.290)	.004	.012	.051
Total from investment operations	.358	(.019)	.287	.297	.097
Distributions from net investment income	(.128)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.128)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.91	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	3.71%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.47% A	1.45%	1.42%	1.43%	1.47% A
Expenses net of all reductions	1.46% A	1.39%	1.35%	1.34%	1.45% A
Net investment income	2.62% A	2.78%	2.87%	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,258	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Income from Investment Operations
Net investment income D	.180	.372	.381	.385	.385	.395
Net realized and unrealized gain (loss)	.220	(.278)	.006	.002	(.131)	(.022)
Total from investment operations	.400	.094	.387	.387	.254	.373
Distributions from net investment income	(.180)	(.373)	(.382)	(.384)	(.384)	(.395)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)	(.038)
Total distributions	(.180)	(.375)	(.397)	(.387)	(.434)	(.433)
Redemption fees added to paid in capital D	- H	.001	- H	- H	- H	- H
Net asset value, end of period	$ 9.90	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Total Return B, C	4.15%	.96%	3.97%	3.97%	2.56%	3.74%
Ratios to Average Net Assets E, G
Expenses before reductions	.42% A	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.43%	.42%	.43%
Expenses net of all reductions	.42% A	.38%	.37%	.34%	.36%	.42%
Net investment income	3.66% A	3.79%	3.85%	3.88%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 3,181	$ 2,694	$ 2,013	$ 2,026	$ 1,941	$ 1,813
Portfolio turnover rate F	7% A	8%	18%	24%	24%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.177	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.221	(.276)	.006	.014	.052
Total from investment operations	.398	.093	.384	.396	.113
Distributions from net investment income	(.178)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.178)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D	- I	.001	- I	- I	- I
Net asset value, end of period	$ 9.91	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	4.12%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.43%	.44%	.49%	.48% A
Expenses net of fee waivers, if any	.46% A	.43%	.44%	.49%	.48% A
Expenses net of all reductions	.46% A	.36%	.39%	.36%	.47% A
Net investment income	3.62% A	3.80%	3.83%	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,293	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	7% A	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Unrealized appreciation	$ 75,403,758
Unrealized depreciation	(52,049,698)
Net unrealized appreciation (depreciation)	$ 23,354,060
Cost for federal income tax purposes	$ 3,605,559,659

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $765,187,371 and $109,769,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .30% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,713	$ 16,498
Class T	0%	.25%	13,052	138
Class B	.65%	.25%	10,038	7,277
Class C	.75%	.25%	114,959	75,898
			$ 215,762	$ 99,811

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,151
Class T	1,631
Class B*	2,870
Class C*	2,514
$ 40,166

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to

Semiannual Report

6. Significant Accounting Policies - continued

Transfer Agent and Accounting Fees - continued

perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 41,425.13
Class T	5,341.10
Class B	1,430.13
Class C	13,644.12
Intermediate Municipal Income	1,187,679.08
Institutional Class	187,359.12
	$ 1,436,878

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,269 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $15,333 and $49,325, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 1,022,334	$ 652,391
Class T	175,127	219,437
Class B	29,546	23,358
Class C	293,287	235,783
Intermediate Municipal Income	53,691,764	92,047,171
Institutional Class	5,543,755	4,546,912
Total	$ 60,755,813	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	4,292,789	4,505,501	$ 42,565,683	$ 43,996,512
Reinvestment of distributions	76,774	55,413	761,073	540,757
Shares redeemed	(893,015)	(706,493)	(8,848,053)	(6,832,557)
Net increase (decrease)	3,476,548	3,854,421	$ 34,478,703	$ 37,704,712
Class T
Shares sold	331,132	532,466	$ 3,280,346	$ 5,180,226
Reinvestment of distributions	13,694	16,435	135,663	161,075
Shares redeemed	(90,592)	(161,487)	(896,205)	(1,557,092)
Net increase (decrease)	254,234	387,414	$ 2,519,804	$ 3,784,209

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class B
Shares sold	154,419	127,114	$ 1,529,451	$ 1,249,257
Reinvestment of distributions	1,435	1,393	14,222	13,635
Shares redeemed	(13,433)	(38,384)	(132,734)	(381,248)
Net increase (decrease)	142,421	90,123	$ 1,410,939	$ 881,644
Class C
Shares sold	1,739,447	1,487,099	$ 17,245,974	$ 14,542,452
Reinvestment of distributions	16,055	13,363	159,196	130,558
Shares redeemed	(279,306)	(263,093)	(2,761,760)	(2,540,494)
Net increase (decrease)	1,476,196	1,237,369	$ 14,643,410	$ 12,132,516
Intermediate Municipal Income
Shares sold	92,661,515	153,563,928	$ 917,373,435	$ 1,507,415,406
Reinvestment of distributions	3,916,100	6,914,479	38,789,532	67,815,139
Shares redeemed	(53,540,278)	(84,220,199)	(528,605,755)	(818,304,848)
Net increase (decrease)	43,037,337	76,258,208	$ 427,557,212	$ 756,925,697
Institutional Class
Shares sold	19,821,968	28,833,283	$ 196,507,178	$ 282,851,031
Reinvestment of distributions	335,891	280,894	3,331,549	2,744,308
Shares redeemed	(7,676,711)	(8,422,717)	(75,885,166)	(81,341,689)
Net increase (decrease)	12,481,148	20,691,460	$ 123,953,561	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-USAN-0809
1.820146.103

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.76%	$ 1,000.00	$ 1,159.30	$ 4.07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.03	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.5	14.5
Fannie Mae	4.7	9.2
Freddie Mac	3.8	7.2
Canadian Government	2.3	2.8
Japan Government	2.3	2.8
	27.6
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.3	7.4
Telecommunication Services	7.0	5.7
Financials	6.5	3.6
Materials	4.8	3.3
Information Technology	4.3	3.6
Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations† 26.2%	U.S. Government and U.S. Government Agency Obligations 32.4%
AAA,AA,A 11.4%	AAA,AA,A 16.3%
BBB 4.5%	BBB 4.2%
BB 11.6%	BB 13.1%
B 21.3%	B 17.4%
CCC,CC,C 11.9%	CCC,CC,C 6.5%
D 1.3%	D†† 0.0%
Not Rated 4.4%	Not Rated 1.1%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 8.8%

† Includes FDIC guaranteed corporate securities.

†† Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2009*	As of December 31, 2008**
Preferred Securities 0.6%	Preferred Securities 0.8%
Corporate Bonds 34.4%	Corporate Bonds 27.0%
U.S. Government and U.S. Government Agency Obligations† 26.2%	U.S. Government and U.S. Government Agency Obligations 32.4%
Foreign Government & Government Agency Obligations 19.5%	Foreign Government & Government Agency Obligations 22.7%
Floating Rate Loans 11.6%	Floating Rate Loans 7.2%
Stocks 0.1%	Stocks 0.2%
Other Investments 0.5%	Other Investments 0.9%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 8.8%

* Foreign investments	32.2%	** Foreign investments	33.5%
* Swaps	(0.3)%	** Futures and Swaps	2.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments June 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 34.0%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,080	$ 1,574
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		6,150	4,068
TOTAL ENERGY			5,642
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		820	746
1.25% 2/15/27		700	536
			1,282
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,255	772
6% 5/1/15		5,075	2,379
ON Semiconductor Corp. 0% 4/15/24		620	591
Spansion, Inc. 2.25% 6/15/16 (d)(i)		3,590	16
			3,758
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		23,100	17,759
TOTAL CONVERTIBLE BONDS			28,441
Nonconvertible Bonds - 33.4%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Affinia Group, Inc. 9% 11/30/14		3,480	2,436
Robert Bosch GmbH 3.75% 6/12/13	EUR	900	1,279
RSC Equipment Rental, Inc. 10% 7/15/17 (i)		2,210	2,207
Tenneco, Inc.:
8.125% 11/15/15		970	766
8.625% 11/15/14		3,560	2,545
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		$ 3,845	$ 3,922
TRW Automotive, Inc.:
7% 3/15/14 (i)		280	202
7.25% 3/15/17 (i)		200	138
Visteon Corp. 7% 3/10/14 (d)		9,665	290
			13,785
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (d)		8,428	1,011
7.125% 7/15/13 (d)		2,365	284
7.2% 1/15/11 (d)		1,100	132
7.4% 9/1/25 (d)		4,840	581
7.7% 4/15/16 (d)		6,815	818
8.1% 6/15/24 (d)		2,195	258
8.25% 7/15/23 (d)		8,935	1,095
8.375% 7/15/33 (d)		9,095	1,160
8.8% 3/1/21 (d)		650	78
			5,417
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,291
Mac-Gray Corp. 7.625% 8/15/15		850	809
			3,100
Hotels, Restaurants & Leisure - 1.8%
Carrols Corp. 9% 1/15/13		4,090	3,834
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	1,965
8% 11/15/13		2,055	1,752
MGM Mirage, Inc.:
5.875% 2/27/14		5,795	3,767
6.625% 7/15/15		21,245	13,809
6.75% 9/1/12		4,970	3,479
6.75% 4/1/13		11,410	7,759
6.875% 4/1/16		2,550	1,645
7.5% 6/1/16		17,195	11,134
7.625% 1/15/17		13,495	8,704
8.5% 9/15/10		5,580	5,078
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
10.375% 5/15/14 (i)		$ 2,210	$ 2,343
11.125% 11/15/17 (i)		3,125	3,313
Mohegan Tribal Gaming Authority 6.875% 2/15/15		4,140	2,691
Scientific Games Corp. 6.25% 12/15/12		880	836
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)		1,380	814
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)		4,920	3,419
Six Flags, Inc.:
8.875% 2/1/10 (d)		7,175	969
9.625% 6/1/14 (d)		6,130	858
9.75% 4/15/13 (d)		995	119
Station Casinos, Inc.:
6% 4/1/12 (d)		7,970	2,710
6.5% 2/1/14 (d)		9,994	200
6.625% 3/15/18 (d)		10,340	207
6.875% 3/1/16 (d)		10,977	220
7.75% 8/15/16 (d)		12,080	4,107
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	2,563
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,555	3,342
Vail Resorts, Inc. 6.75% 2/15/14		6,165	5,918
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)		770	77
12.75% 1/15/13 (d)		1,435	29
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)		1,023	614
			98,275
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		4,650	3,999
Sealy Mattress Co. 10.875% 4/15/16 (i)		1,365	1,433
			5,432
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	831
Media - 2.9%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,493
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,670	5,939
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12 (d)		$ 1,130	$ 328
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)		16,784	2,014
11% 10/1/15 (d)		275	32
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (d)		9,780	10,367
10.25% 9/15/10 (d)		9,365	9,880
10.25% 10/1/13 (d)		5,395	5,719
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (i)(n)		7,085	6,784
10.875% 9/15/14 (i)		6,005	6,245
Clear Channel Communications, Inc.:
4.9% 5/15/15		3,405	749
5.5% 9/15/14		2,895	637
5.5% 12/15/16		1,595	347
5.75% 1/15/13		2,650	649
6.25% 3/15/11		135	57
6.875% 6/15/18		2,295	499
10.75% 8/1/16		20,950	6,495
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,079
7% 10/1/13		7,825	7,453
7.125% 2/1/16		25,725	23,860
Haights Cross Communications, Inc. 12.5% 8/15/11 (g)		2,480	174
iesy Repository GmbH 10.375% 2/15/15 (i)		1,300	1,287
Interpublic Group of Companies, Inc. 10% 7/15/17 (i)		2,105	2,137
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,350
8.5% 7/15/29		1,730	1,192
MediMedia USA, Inc. 11.375% 11/15/14 (i)		770	501
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (f)		6,000	3,870
10% 8/1/14		2,910	2,765
11.5% 5/1/16 (i)		3,900	3,793
11.625% 2/1/14 (i)		2,005	1,990
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Pearson Funding One PLC 6% 12/15/15	GBP	1,950	$ 3,298
Rainbow National Services LLC:
8.75% 9/1/12 (i)		$ 4,230	4,188
10.375% 9/1/14 (i)		6,430	6,559
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,300
The Reader's Digest Association, Inc. 9% 2/15/17		2,710	115
TL Acquisitions, Inc. 10.5% 1/15/15 (i)		20,195	16,156
Univision Communications, Inc. 12% 7/1/14 (i)		4,165	4,087
			155,388
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		3,495	3,495
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (g)		4,200	2,306
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,575	2,425
			8,226
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		1,375	1,093
Claire's Stores, Inc.:
9.25% 6/1/15		2,340	1,053
10.375% 6/1/15 pay-in-kind (n)		3,048	1,284
Michaels Stores, Inc.:
0% 11/1/16 (f)		400	166
10% 11/1/14		15,730	13,213
11.375% 11/1/16		791	518
Staples, Inc. 9.75% 1/15/14		5,447	6,084
			23,411
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,489
9.75% 1/15/15		1,070	1,043
LVMH Moet Hennessy - Louis Vuitton 4.375% 5/12/14	EUR	600	857
			3,389
TOTAL CONSUMER DISCRETIONARY			317,254
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	1,300	$ 2,119
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		$ 150	123
16% 3/27/12 (i)		2,747	2,244
			4,486
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon et Compagnie 6.375% 4/4/13	EUR	450	664
Rite Aid Corp.:
7.5% 3/1/17		4,875	3,821
8.625% 3/1/15		700	466
9.375% 12/15/15		4,175	2,776
9.5% 6/15/17		5,080	3,340
10.375% 7/15/16		3,985	3,601
Tesco PLC 5.125% 2/24/15	EUR	750	1,098
			15,766
Food Products - 0.3%
Hines Nurseries, Inc. 10.25% 10/1/11 (d)		520	52
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (i)		4,120	3,852
Michael Foods, Inc. 8% 11/15/13		610	593
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	970
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	308
10.625% 4/1/17		840	710
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (g)		4,290	2,360
Smithfield Foods, Inc.:
7.75% 7/1/17		2,530	1,828
10% 7/15/14 (i)		2,535	2,510
Unilever PLC 4.75% 6/16/17	GBP	550	906
			14,089
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	306
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 700	$ 602
TOTAL CONSUMER STAPLES			35,249
ENERGY - 3.7%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	1,938
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)		3,470	3,071
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,127
			10,136
Oil, Gas & Consumable Fuels - 3.5%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (i)		3,570	3,284
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	5,173
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,283
10.25% 6/1/14		1,820	1,820
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	2,825
8.875% 2/1/17		3,315	2,006
Chesapeake Energy Corp.:
6.5% 8/15/17		8,615	7,237
6.875% 11/15/20		6,445	5,188
7.625% 7/15/13		2,665	2,532
9.5% 2/15/15		4,445	4,478
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)		3,990	2,354
Denbury Resources, Inc. 9.75% 3/1/16		1,310	1,346
DONG Energy A/S 6.5% 5/7/19	EUR	700	1,035
Drummond Co., Inc. 7.375% 2/15/16 (i)		2,060	1,504
EXCO Resources, Inc. 7.25% 1/15/11		880	818
Forest Oil Corp. 8% 12/15/11		190	190
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,050	1,192
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,294
InterNorth, Inc. 9.625% 3/16/06 (d)		1,490	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (i)		2,090	1,923
9.125% 7/2/18 (i)		2,240	2,005
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc.:
7.5% 4/15/13		$ 2,305	$ 2,098
8% 5/15/17		4,020	3,296
11.75% 6/30/16		4,055	4,055
Massey Energy Co. 6.875% 12/15/13		4,590	4,200
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	4,901
8.25% 12/15/14		1,075	704
Peabody Energy Corp. 7.875% 11/1/26		5,250	4,778
Pemex Project Funding Master Trust:
5.5% 2/24/25 (i)	EUR	750	802
6.625% 6/15/35		2,285	2,042
Petrohawk Energy Corp.:
7.875% 6/1/15		6,745	6,239
9.125% 7/15/13		5,460	5,433
Petroleos de Venezuela SA:
5.25% 4/12/17		59,640	28,031
5.375% 4/12/27		11,200	4,424
Petroleum Development Corp. 12% 2/15/18		3,785	3,179
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,215
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,326
Range Resources Corp. 7.375% 7/15/13		2,945	2,886
SandRidge Energy, Inc.:
8% 6/1/18 (i)		5,829	5,013
8.625% 4/1/15 pay-in-kind (n)		3,950	3,555
Ship Finance International Ltd. 8.5% 12/15/13		5,525	4,641
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,301
Southwestern Energy Co. 7.5% 2/1/18 (i)		2,145	2,070
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (i)		3,605	3,424
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,003
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,215
7.5% 4/1/17		4,605	4,818
7.625% 4/1/37		1,550	1,570
8% 2/1/16		915	961
8.375% 6/15/32		1,570	1,708
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		6,470	6,017
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 300	$ 314
8.875% 7/15/12		1,400	1,526
Venoco, Inc. 8.75% 12/15/11		3,460	3,140
W&T Offshore, Inc. 8.25% 6/15/14 (i)		4,750	3,658
YPF SA 10% 11/2/28		4,620	3,696
			189,727
TOTAL ENERGY			199,863
FINANCIALS - 5.7%
Capital Markets - 0.2%
3i Group PLC 1.46% 6/8/12 (n)	EUR	1,200	1,263
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (n)	EUR	2,100	2,587
Lloyds TSB Bank PLC 6.375% 6/17/16	EUR	1,100	1,559
Morgan Stanley 4% 11/17/15	EUR	1,100	1,342
Royal Bank of Scotland PLC 5.75% 5/21/14	EUR	1,250	1,787
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (n)	EUR	1,600	1,958
UBS AG London Branch 5.625% 5/19/14	EUR	900	1,299
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,400
			13,195
Commercial Banks - 1.9%
Banco Santander SA 3.875% 5/27/14	EUR	1,800	2,528
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (n)	EUR	1,250	1,697
Barclays Bank PLC 10% 5/21/21	GBP	870	1,685
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	3,700	5,203
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (n)	EUR	350	252
Caja Madrid SA 1.685% 10/17/16 (n)	EUR	1,500	1,431
Credit Agricole SA 5.875% 6/11/19	EUR	800	1,147
Credit Commercial de France 4.875% 1/15/14	EUR	1,100	1,600
Development Bank of Philippines 8.375% (n)		5,150	4,841
DnB NOR Bank ASA:
0.6693% 8/11/09 (n)	CAD	1,500	1,290
4.5% 5/29/14	EUR	1,300	1,810
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 20,325	$ 15,650
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		8,184	7,775
Export-Import Bank of India 1.0075% 6/7/12 (n)	JPY	290,000	2,709
HBOS Treasury Services PLC 0.8414% 1/19/10 (n)	CAD	1,500	1,281
HSBC Holdings PLC 6% 6/10/19	EUR	1,650	2,315
HSBK (Europe) B.V. 9.25% 10/16/13 (i)		10,520	7,995
Hypo Real Estate International Trust I 5.864% (n)	EUR	50	7
ING Bank NV 4.75% 5/27/19	EUR	3,550	5,029
JPMorgan Chase Bank 4.375% 11/30/21 (n)	EUR	2,450	2,905
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		4,455	4,277
National Australia Bank Ltd. 5.375% 12/8/14	GBP	700	1,139
Natixis SA:
1.656% 1/26/17 (n)	EUR	1,000	912
6.307% (n)	EUR	750	385
Nordea Bank AB 4.5% 5/12/14	EUR	625	891
Rabobank Nederland 5.875% 5/20/19	EUR	4,050	5,940
Resona Bank Ltd. 4.125% (n)	EUR	750	736
RSHB Capital SA 9% 6/11/14 (i)		1,900	1,929
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,512
Societe Generale SCF 4% 7/7/16 (k)	EUR	3,000	4,180
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	1,600	2,608
US Bank NA, Cincinnati 4.375% 2/28/17 (n)	EUR	1,250	1,423
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		4,130	4,078
Wachovia Corp. 4.375% 8/1/16	EUR	800	1,003
Wells Fargo & Co. 7.98% (n)		1,675	1,399
			101,562
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)		1,290	581
Ford Motor Credit Co. LLC:
7% 10/1/13		4,300	3,457
7.25% 10/25/11		9,980	8,632
7.375% 2/1/11		620	561
8% 6/1/14		4,190	3,376
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16		$ 14,630	$ 11,185
12% 5/15/15		10,075	9,370
General Motors Acceptance Corp.:
6.75% 12/1/14		700	553
8% 11/1/31		6,005	4,113
GMAC LLC:
6% 4/1/11 (i)		1,200	1,044
6.75% 12/1/14 (i)		3,485	2,788
8% 11/1/31 (i)		22,324	15,627
SLM Corp. 1.477% 12/15/10 (n)	EUR	1,000	1,188
			62,475
Diversified Financial Services - 1.4%
Banca Italease SpA 1.695% 6/28/16 (n)	EUR	1,350	1,138
Bank of America Corp.:
4% 3/28/18 (n)	EUR	1,550	1,494
4.75% 5/23/17 (n)	EUR	2,250	2,178
8% (n)		4,410	3,638
8.125% (n)		6,040	5,013
BAT International Finance PLC 5.375% 6/29/17	EUR	750	1,070
BG Energy Capital PLC 5.125% 12/7/17	GBP	950	1,561
Broadgate PLC 2.4169% 10/5/25 (n)	GBP	715	494
CIT Group, Inc.:
1.17% 2/13/12 (n)		1,115	669
5% 2/13/14		2,740	1,627
5.4% 2/13/12		3,915	2,663
5.4% 3/7/13		2,420	1,500
5.6% 4/27/11		420	315
5.85% 9/15/16		1,090	638
7.625% 11/30/12		4,200	2,876
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	125	209
8.151% 12/31/30	GBP	300	470
FireKeepers Development Authority 13.875% 5/1/15 (i)		1,320	1,218
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,547
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Greene King Finance PLC Series A1, 1.6319% 6/15/31 (n)	GBP	1,000	$ 987
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,464
Imperial Tobacco Finance:
5% 6/25/12	EUR	500	709
8.375% 2/17/16	EUR	4,220	6,448
Kreditanstalt fuer Wiederaufbau 3.875% 1/21/19	EUR	3,400	4,703
Linde Finance BV 6.75% 12/8/15	EUR	1,400	2,203
NCO Group, Inc. 11.875% 11/15/14		$ 1,985	993
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		5,500	5,418
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	59,994	1,694
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	21,200	656
Sedna Finance Corp.:
2.027% 3/15/16 (d)(n)	EUR	1,150	0*
5.625% 12/23/14 (d)(n)	EUR	500	0*
SES Global Americas Holdings GP 4.875% 7/9/14 (k)	EUR	700	976
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	975	1,693
TMK Capital SA 10% 7/29/11		10,700	9,282
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	900	1,199
UT2 Funding PLC 5.321% 6/30/16	EUR	1,070	367
Volkswagen International Finance NV 5.375% 11/15/13	EUR	1,000	1,451
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	712
4.375% 5/19/14	EUR	550	719
			72,992
Insurance - 0.2%
Eureko BV:
5.125% (n)	EUR	2,600	1,459
7.375% 6/16/14	EUR	2,410	3,514
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (n)	EUR	2,000	1,702
Mapfre SA 5.921% 7/24/37 (n)	EUR	1,600	1,440
Royal & Sun Alliance Insurance Group PLC 9.375% 5/20/39	GBP	800	1,395
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Society of Lloyd's 6.875% 11/17/25 (n)	GBP	800	$ 1,088
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	1,600	2,380
			12,978
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (d)		$ 4,120	2,596
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)(i)		8,425	5,308
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,397
8.625% 1/15/12		3,610	3,547
Ventas Realty LP 6.5% 6/1/16		775	694
			13,542
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (i)		5,340	5,207
Hammerson PLC 4.875% 6/19/15	EUR	550	623
Realogy Corp.:
10.5% 4/15/14		40,965	17,615
11.75% 4/15/14 pay-in-kind (n)		3,605	1,027
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,502
			25,974
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.877% 12/2/49 (n)	EUR	900	578
4.604% (n)	EUR	1,650	1,040
			1,618
TOTAL FINANCIALS			304,336
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc. 10% 10/15/17		200	204
Invacare Corp. 9.75% 2/15/15		1,380	1,387
			1,591
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)		6,320	6,178
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (n)		10,330	5,145
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,840	$ 1,233
DASA Finance Corp. 8.75% 5/29/18 (i)		1,250	1,219
DaVita, Inc. 6.625% 3/15/13		470	440
HCA, Inc.:
5.75% 3/15/14		2,795	2,215
6.25% 2/15/13		1,385	1,212
6.375% 1/15/15		910	744
6.5% 2/15/16		3,410	2,788
6.75% 7/15/13		1,390	1,223
8.5% 4/15/19 (i)		5,280	5,148
9.125% 11/15/14		21,080	20,843
9.25% 11/15/16		20,740	20,325
9.625% 11/15/16 pay-in-kind (n)		1,099	1,091
9.875% 2/15/17 (i)		940	947
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,600
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,702
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	287
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,251
Tenet Healthcare Corp.:
9.25% 2/1/15		1,090	995
9.875% 7/1/14		9,703	9,703
United Surgical Partners International, Inc. 8.875% 5/1/17		705	642
			88,931
Pharmaceuticals - 0.2%
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	1,000	1,448
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,931
Leiner Health Products, Inc. 11% 6/1/12 (d)		2,435	6
Pfizer, Inc.:
5.75% 6/3/21	EUR	1,300	1,948
6.5% 6/3/38	GBP	1,350	2,415
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,445
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,584
			12,777
TOTAL HEALTH CARE			103,299
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		$ 730	$ 299
DigitalGlobe, Inc. 10.5% 5/1/14 (i)		2,305	2,351
Orbimage Holdings, Inc. 12.5% 7/1/12 (n)		2,250	2,298
			4,948
Airlines - 0.3%
American Airlines pass-thru trust certificates 10.375% 7/2/19 (k)		5,035	5,060
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	438
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	157
10% 8/15/08 (a)		1,130	11
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,068	6,616
8.021% 8/10/22		4,153	2,699
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,995	1,496
8.028% 11/1/17		884	593
			17,098
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,600	2,498
Nortek, Inc.:
8.5% 9/1/14		9,595	2,735
10% 12/1/13		9,560	7,648
NTK Holdings, Inc. 0% 3/1/14 (f)		5,440	435
			13,316
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	175
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	262
Cenveo Corp. 10.5% 8/15/16 (i)		2,355	1,766
Iron Mountain, Inc. 6.625% 1/1/16		14,115	12,633
West Corp. 9.5% 10/15/14		7,760	6,829
			21,665
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 1,590	$ 1,594
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		930	753
General Cable Corp. 7.125% 4/1/17		610	549
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	822
			2,124
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,000	3,914
Sequa Corp.:
11.75% 12/1/15 (i)		9,105	5,258
13.5% 12/1/15 pay-in-kind (i)		3,466	1,625
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (n)	GBP	950	1,274
			12,071
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,269
Cummins, Inc. 7.125% 3/1/28		1,825	1,461
Terex Corp. 10.875% 6/1/16		4,115	4,115
			6,845
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,620	3,788
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,107
US Shipping Partners LP 13% 8/15/14 (d)		2,855	29
			5,924
Road & Rail - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,264
7.625% 12/1/13		1,540	1,294
12.5% 4/1/16 (i)		6,880	7,000
TFM SA de CV 9.375% 5/1/12		9,990	9,491
			19,049
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	1,654
Penhall International Corp. 12% 8/1/14 (i)		1,360	517
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		8,455	6,679
			8,850
TOTAL INDUSTRIALS			113,484
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		$ 2,770	$ 2,701
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	10,263
6.5% 1/15/28		7,515	4,208
Nortel Networks Corp.:
9.0025% 7/15/11 (d)(n)		3,400	1,148
10.125% 7/15/13 (d)		3,370	1,146
10.75% 7/15/16 (d)		7,715	2,662
			22,128
Computers & Peripherals - 0.1%
Seagate Technology International 10% 5/1/14 (i)		1,150	1,185
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		5,105	3,178
Series B, 10.25% 11/1/15		2,165	1,353
11.25% 11/1/16 pay-in-kind		1,563	690
			5,221
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,235	2,701
12.25% 11/15/15 pay-in-kind (n)		765	551
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,432
Unisys Corp.:
8% 10/15/12		755	453
12.5% 1/15/16		2,625	1,549
			11,686
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.:
7.125% 3/15/11		115	114
7.75% 5/15/13		820	759
9.25% 6/1/16		6,190	5,726
Avago Technologies Finance Ltd.:
6.1675% 6/1/13 (n)		840	725
10.125% 12/1/13		3,305	3,371
11.875% 12/1/15		5,285	5,272
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14		$ 36,750	$ 18,375
9.875% 12/15/14 pay-in-kind (n)		25,379	9,279
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2462% 12/15/11 (d)(n)		670	0*
New ASAT Finance Ltd. 9.25% 2/1/11 (d)		2,855	4
NXP BV:
3.8813% 10/15/13 (n)		15,015	5,706
7.875% 10/15/14		10,710	4,766
9.5% 10/15/15		13,705	4,797
Spansion LLC 11.25% 1/15/16 (d)(i)		3,550	892
Viasystems, Inc. 10.5% 1/15/11		5,785	5,149
			64,935
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (i)		790	324
TOTAL INFORMATION TECHNOLOGY			105,479
MATERIALS - 3.6%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17 (i)		2,000	2,060
Chemtura Corp. 6.875% 6/1/16 (d)		970	703
Georgia Gulf Corp.:
7.125% 12/15/13		1,095	301
9.5% 10/15/14		8,840	2,652
Huntsman LLC 11.625% 10/15/10		641	660
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	4,459
MacDermid, Inc. 9.5% 4/15/17 (i)		450	329
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	10,507
10.875% 12/1/14 pay-in-kind (n)		6,259	2,384
11.5% 12/1/16		16,930	4,656
NOVA Chemicals Corp.:
4.5375% 11/15/13 (n)		1,030	850
6.5% 1/15/12		4,615	4,280
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Sterling Chemicals, Inc. 10.25% 4/1/15		$ 1,440	$ 1,310
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)		2,900	464
			35,615
Construction Materials - 0.1%
CRH Finance BV 7.375% 5/28/14	EUR	450	642
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250	432
Lafarge SA:
6.625% 11/29/17	GBP	580	817
8.75% 5/30/17	GBP	1,850	3,016
			4,907
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		920	831
Berry Plastics Holding Corp.:
4.5044% 9/15/14 (n)		505	333
8.875% 9/15/14		15,675	13,206
10.25% 3/1/16		3,380	2,434
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (i)		2,895	2,830
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,358
7.5% 12/15/96		4,010	2,887
8% 4/15/23		4,615	3,946
Rexam PLC 4.375% 3/15/13	EUR	900	1,176
Temple-Inland, Inc.:
6.625% 1/15/16		130	116
7.875% 5/1/12		2,955	2,955
Vitro SAB de CV:
8.625% 2/1/12 (d)		17,045	6,477
9.125% 2/1/17 (d)		2,000	760
			41,309
Metals & Mining - 1.8%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (d)(n)		2,510	28
ArcelorMittal SA 8.25% 6/3/13	EUR	650	949
CSN Islands VIII Corp. 9.75% 12/16/13 (i)		4,435	5,000
Evraz Group SA 8.875% 4/24/13 (i)		11,450	9,647
FMG Finance Property Ltd.:
10% 9/1/13 (i)		4,270	4,078
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (i)		$ 13,985	$ 13,356
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,515	4,615
8.25% 4/1/15		3,680	3,703
8.375% 4/1/17		22,140	22,251
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,425
Ispat Inland ULC 9.75% 4/1/14		1,385	1,451
RathGibson, Inc. 11.25% 2/15/14		2,510	904
Steel Dynamics, Inc.:
6.75% 4/1/15		3,601	3,187
7.375% 11/1/12		685	646
7.75% 4/15/16 (i)		690	642
Teck Resources Ltd.:
9.75% 5/15/14 (i)		5,035	5,224
10.25% 5/15/16 (i)		6,415	6,752
10.75% 5/15/19 (i)		7,510	7,942
			96,800
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)(i)		5,835	5,368
Glatfelter 7.125% 5/1/16		510	464
NewPage Corp. 7.2775% 5/1/12 (n)		2,460	984
Solo Cup Co. 8.5% 2/15/14		1,770	1,451
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (i)		3,150	2,819
			11,086
TOTAL MATERIALS			189,717
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.875% 4/28/17	GBP	1,000	1,732
7% 4/30/40	GBP	950	1,708
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,966
9% 8/15/31		3,545	2,925
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	476	$ 793
Global Village Telecom Finance LLC 12% 6/30/11 (i)		$ 7,010	7,186
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)(i)		21,504	15,973
Intelsat Corp.:
9.25% 8/15/14 (i)		4,305	4,154
9.25% 6/15/16 (i)		7,325	6,995
Intelsat Ltd. 11.25% 6/15/16		20,070	20,522
Koninklijke KPN NV 6.25% 2/4/14	EUR	1,150	1,745
Level 3 Financing, Inc.:
8.75% 2/15/17		4,980	3,785
9.25% 11/1/14		3,280	2,690
12.25% 3/15/13		2,275	2,161
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)		4,920	4,748
Qwest Communications International, Inc.:
7.5% 2/15/14		2,255	2,058
7.5% 2/15/14		1,310	1,195
Qwest Corp. 8.375% 5/1/16 (i)		6,780	6,543
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		4,915	4,743
Sprint Capital Corp.:
6.875% 11/15/28		39,270	27,882
6.9% 5/1/19		4,780	3,955
8.75% 3/15/32		22,785	18,342
Telecom Egypt SAE 12.19% 2/4/10 (n)	EGP	1,008	171
Telecom Italia SpA 7.375% 12/15/17	GBP	2,250	3,711
Telefonica Emisiones SAU:
5.496% 4/1/16	EUR	1,250	1,833
5.496% 4/1/16	EUR	900	1,320
U.S. West Communications:
7.25% 9/15/25		420	319
7.25% 10/15/35		1,205	862
7.5% 6/15/23		360	281
Wind Acquisition Finance SA 10.75% 12/1/15 (i)		10,215	10,266
			162,564
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,420	2,474
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc.:
9.375% 11/1/14		$ 3,431	$ 3,380
10% 7/15/15		1,825	1,811
Digicel Group Ltd.:
8.875% 1/15/15 (i)		14,435	12,125
9.125% 1/15/15 pay-in-kind (i)(n)		5,199	4,315
9.25% 9/1/12 (i)		4,840	4,743
12% 4/1/14 (i)		7,060	7,131
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (i)		16,115	16,115
11.5% 6/15/16 (i)		4,145	4,062
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		4,325	4,174
8.875% 1/15/15		10,070	9,692
Millicom International Cellular SA 10% 12/1/13		12,210	12,378
Mobile Telesystems Finance SA 8% 1/28/12 (i)		6,720	6,636
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	6,178
7.375% 8/1/15		4,350	3,469
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (i)		8,239	6,179
Sprint Nextel Corp. 6% 12/1/16		5,280	4,316
Telecom Personal SA 9.25% 12/22/10 (i)		10,310	10,207
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	1,800	3,022
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)		12,330	11,390
			133,797
TOTAL TELECOMMUNICATION SERVICES			296,361
UTILITIES - 2.2%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (i)		2,700	2,916
Edison Mission Energy:
7.5% 6/15/13		2,895	2,584
7.75% 6/15/16		1,223	994
Electricite de France:
6.25% 1/25/21	EUR	1,900	3,004
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Electricite de France: - continued
6.875% 12/12/22	GBP	1,600	$ 2,918
Intergen NV 9% 6/30/17 (i)		$ 6,890	6,528
Majapahit Holding BV 7.75% 10/17/16		2,800	2,478
National Power Corp. 6.875% 11/2/16 (i)		4,625	4,544
Vattenfall AB 6.25% 3/17/21	EUR	750	1,151
			27,117
Gas Utilities - 0.8%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,200	1,718
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		3,965	2,964
6.875% 11/4/11 (Reg. S)		11,320	10,414
Southern Gas Networks PLC Class A1, 1.645% 10/21/10 (n)	EUR	1,350	1,840
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	8,867
8% 3/1/32		7,365	7,793
Transportadora de Gas del Sur SA 7.875% 5/14/17 (i)		8,670	6,372
			39,968
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings:
10.875% 11/1/17		17,665	12,895
12% 11/1/17 pay-in-kind (n)		5,724	3,375
Enron Corp.:
Series A, 8.375% 5/23/05 (d)		3,980	0*
6.4% 7/15/06 (d)		5,595	3
6.625% 11/15/05 (d)		3,510	2
6.725% 11/17/08 (d)(n)		1,090	0*
6.75% 8/1/09 (d)		880	1
6.875% 10/15/07 (d)		2,120	1
6.95% 7/15/28 (d)		1,920	0*
7.125% 5/15/07 (d)		375	0*
7.375% 5/15/19 (d)		2,200	1
7.875% 6/15/03 (d)		375	0*
9.125% 4/1/03 (d)		80	0*
9.875% 6/5/03 (d)		345	0*
NRG Energy, Inc.:
7.25% 2/1/14		730	712
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 3,745	$ 3,558
7.375% 1/15/17		4,295	4,048
RRI Energy, Inc.:
7.625% 6/15/14		3,855	3,527
7.875% 6/15/17		855	765
Tenaska Alabama Partners LP 7% 6/30/21 (i)		1,354	1,157
			30,045
Multi-Utilities - 0.3%
Centrica PLC 6.375% 3/10/22	GBP	1,000	1,688
NiSource Finance Corp. 10.75% 3/15/16		11,340	12,578
RWE Finance BV 6.125% 7/6/39 (k)	GBP	1,100	1,844
Utilicorp United, Inc. 7.95% 2/1/11 (g)		50	51
Veolia Environnement 4.375% 12/11/20	EUR	1,500	1,814
			17,975
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	1,550	2,279
TOTAL UTILITIES			117,384
TOTAL NONCONVERTIBLE BONDS			1,782,426
TOTAL CORPORATE BONDS (Cost $2,047,781)			1,810,867
U.S. Government and Government Agency Obligations - 21.9%

Other Government Related - 1.7%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (j)		1,134	1,136
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (j)		4,140	4,151
1.875% 5/7/12 (FDIC Guaranteed) (j)		19,000	18,926
1.875% 6/4/12 (FDIC Guaranteed) (j)		15,000	14,960
Citigroup Funding, Inc.:
1.25% 6/3/11 (FDIC Guaranteed) (j)		1,000	998
2% 3/30/12 (FDIC Guaranteed) (j)		8,000	8,018
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2.125% 7/12/12 (FDIC Guaranteed) (j)		$ 5,000	$ 5,001
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (j)		2,000	2,018
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (j)		12,000	11,939
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (j)		23,089	23,952
TOTAL OTHER GOVERNMENT RELATED			91,099
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
1.375% 4/28/11		4,050	4,060
1.875% 4/20/12		3,160	3,173
2% 1/9/12		7,000	7,070
2.5% 5/15/14		16,859	16,574
2.75% 3/13/14		23,910	23,859
3.375% 5/19/11		37,010	38,528
4.75% 11/19/12		7,000	7,613
6% 5/15/11		8,215	8,929
Federal Home Loan Bank:
1.625% 7/27/11		14,220	14,298
2.25% 4/13/12		25,860	26,172
3.625% 10/18/13		27,750	28,692
Freddie Mac:
1.5% 1/7/11		3,130	3,157
1.75% 6/15/12		26,589	26,489
2.5% 4/23/14		24,790	24,398
3.25% 7/16/10		1,540	1,583
3.75% 3/27/19		1,920	1,887
5% 2/16/17		8,200	8,918
5.125% 11/17/17		24,261	26,627
5.25% 7/18/11		5,500	5,934
5.5% 8/23/17		10,550	11,867
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,286
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,287
5.685% 5/15/12		1,765	1,953
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			302,354
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		$ 14,286	$ 15,139
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18		15,855	15,372
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			30,511
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds:
3.5% 2/15/39		64,856	56,080
4.25% 5/15/39		15,930	15,768
4.375% 2/15/38		4,900	4,948
4.5% 5/15/38		5,050	5,213
6.25% 8/15/23		17,052	20,771
7.5% 11/15/16		21,120	26,940
7.5% 11/15/24		5,029	6,916
7.875% 2/15/21		5,350	7,263
9.875% 11/15/15		7,956	11,115
stripped principal 2/15/29		33,577	14,017
U.S. Treasury Notes:
1.125% 6/30/11		51,374	51,378
1.5% 12/31/13 (m)		2,153	2,074
1.875% 6/15/12 (h)		59,071	59,500
1.875% 2/28/14		130	127
1.875% 4/30/14		1,763	1,711
2% 11/30/13		1,196	1,178
2.25% 5/31/14 (h)		35,621	35,142
2.375% 8/31/10		25,350	25,876
2.625% 6/30/14		10,000	10,031
2.625% 4/30/16		44,190	42,726
2.75% 2/28/13		45,629	46,930
2.75% 2/15/19		1,342	1,257
3.125% 9/30/13		25,600	26,484
3.125% 5/15/19 (h)		28,955	28,005
3.25% 5/31/16		31,284	31,421
3.25% 6/30/16		13,300	13,342
3.375% 6/30/13		22,261	23,318
3.5% 2/15/18		3,580	3,598
3.75% 11/15/18		33,055	33,626
3.875% 5/15/18		5,460	5,626
4% 11/15/12		68,280	73,164
4.25% 11/15/17		2,710	2,874
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17		$ 48,040	$ 51,842
4.625% 7/31/12		3,419	3,722
TOTAL U.S. TREASURY OBLIGATIONS			743,983
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,171,593)			1,167,947
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.8%
3.384% 5/1/35 (n)		226	231
3.4% 9/1/33 (n)		911	929
3.971% 7/1/35 (n)		623	636
4% 9/1/13 to 5/1/20		3,469	3,551
4.025% 11/1/35 (n)		1,101	1,128
4.338% 3/1/37 (n)		2,854	2,944
4.398% 11/1/36 (n)		102	105
4.42% 10/1/33 (n)		645	665
4.471% 2/1/35 (n)		2,019	2,086
4.5% 7/1/24 (k)(l)		4,000	4,078
4.526% 10/1/35 (n)		3,044	3,133
4.533% 11/1/33 (n)		196	204
4.597% 7/1/35 (n)		1,397	1,446
4.614% 10/1/35 (n)		185	189
4.667% 7/1/35 (n)		468	484
4.696% 2/1/35 (n)		2,016	2,074
4.713% 2/1/35 (n)		846	878
4.717% 11/1/35 (n)		863	898
4.763% 7/1/35 (n)		474	491
4.784% 3/1/35 (n)		834	859
4.787% 7/1/35 (n)		658	682
4.799% 8/1/35 (n)		1,527	1,595
4.822% 6/1/35 (n)		1,102	1,140
4.827% 10/1/34 (n)		1,288	1,312
4.846% 3/1/33 (n)		326	333
4.895% 2/1/36 (n)		1,605	1,663
4.91% 1/1/35 (n)		495	508
4.987% 7/1/35 (n)		725	747
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
4.988% 2/1/34 (n)		$ 974	$ 1,007
4.994% 2/1/35 (n)		787	811
5% 2/1/14 to 4/1/22		968	1,007
5.006% 12/1/32 (n)		721	737
5.018% 5/1/35 (n)		2,103	2,191
5.06% 10/1/35 (n)		835	858
5.069% 4/1/35 (n)		1,351	1,382
5.095% 8/1/35 (n)		7,997	8,302
5.102% 10/1/35 (n)		496	514
5.108% 4/1/36 (n)		677	707
5.124% 10/1/35 (n)		606	630
5.142% 7/1/35 (n)		1,837	1,906
5.152% 8/1/34 (n)		907	932
5.261% 5/1/35 (n)		694	725
5.305% 7/1/35 (n)		271	282
5.309% 3/1/36 (n)		5,193	5,425
5.344% 2/1/37 (n)		449	468
5.377% 2/1/37 (n)		1,940	2,010
5.466% 2/1/37 (n)		2,776	2,896
5.485% 11/1/36 (n)		560	579
5.498% 6/1/47 (n)		334	347
5.5% 4/1/16		393	404
5.632% 4/1/36 (n)		1,895	1,979
5.664% 2/1/36 (n)		463	484
5.771% 3/1/36 (n)		3,690	3,879
5.804% 9/1/36 (n)		767	793
5.835% 6/1/35 (n)		1,704	1,780
5.864% 5/1/36 (n)		471	492
5.88% 12/1/36 (n)		717	753
5.987% 4/1/36 (n)		7,419	7,748
6% 5/1/12 to 4/1/21		3,440	3,665
6.117% 4/1/36 (n)		714	746
6.22% 3/1/37 (n)		250	263
6.248% 6/1/36 (n)		119	123
6.5% 5/1/12 to 9/1/32		3,260	3,489
TOTAL FANNIE MAE			95,303
Freddie Mac - 1.3%
3.12% 6/1/33 (n)		574	582
3.741% 5/1/35 (n)		1,247	1,273
3.797% 12/1/33 (n)		1,091	1,116
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
3.927% 7/1/33 (n)		$ 1,123	$ 1,142
4% 5/1/19 to 11/1/20		3,718	3,807
4.143% 9/1/36 (n)		504	517
4.489% 7/1/35 (n)		802	814
4.5% 8/1/33		561	560
4.5% 4/1/35 (n)		1,529	1,588
4.774% 3/1/35 (n)		454	464
4.792% 2/1/36 (n)		181	188
4.859% 1/1/35 (n)		1,565	1,601
5.005% 4/1/35 (n)		1,664	1,717
5.007% 10/1/35 (n)		808	838
5.023% 4/1/35 (n)		93	97
5.088% 10/1/36 (n)		754	787
5.106% 7/1/35 (n)		495	509
5.251% 2/1/36 (n)		54	57
5.296% 9/1/35 (n)		443	458
5.474% 3/1/37 (n)		259	266
5.478% 4/1/37 (n)		274	283
5.486% 1/1/36 (n)		617	648
5.5% 8/1/14 to 2/1/19		6,931	7,292
5.599% 3/1/36 (n)		2,905	3,015
5.692% 10/1/35 (n)		207	216
5.693% 1/1/36 (n)		246	255
5.737% 5/1/37 (n)		524	546
5.744% 5/1/37 (n)		3,375	3,526
5.775% 5/1/37 (n)		1,931	2,012
5.78% 4/1/37 (n)		1,562	1,623
5.781% 3/1/37 (n)		1,406	1,437
5.815% 6/1/37 (n)		1,190	1,243
5.846% 5/1/37 (n)		251	262
5.952% 4/1/36 (n)		3,953	4,109
5.954% 6/1/37 (n)		271	284
6% 7/1/16 to 2/1/19		5,589	5,953
6.06% 6/1/36 (n)		918	959
6.092% 12/1/36 (n)		3,513	3,655
6.141% 2/1/37 (n)		573	601
6.207% 8/1/36 (n)		3,348	3,500
6.22% 7/1/36 (n)		516	540
6.291% 1/1/37 (n)		1,076	1,121
6.419% 6/1/37 (n)		151	159
6.5% 5/1/11 to 3/1/22		5,331	5,690
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
6.651% 8/1/37 (n)		$ 991	$ 1,041
7.347% 4/1/37 (n)		70	73
TOTAL FREDDIE MAC			68,424
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $158,165)			163,727
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 1.739% 5/25/16 (n)	EUR	372	222
Series 2007-1:
Class B, 1.476% 3/25/17 (n)	EUR	917	334
Class C, 1.656% 3/25/17 (n)	EUR	642	198
Auto ABS Compartiment Series 2006-1 Class B, 1.656% 7/25/17 (n)	EUR	1,000	886
Clock Finance BV Series 2007-1:
Class B2, 1.479% 2/25/15 (n)	EUR	600	400
Class C2, 1.759% 2/25/15 (n)	EUR	300	181
Geldilux Ltd. Series 2007-TS Class C, 1.966% 9/8/14 (n)	EUR	350	308
GLS Ltd. Series 2006-1 Class C, 1.935% 7/15/14 (n)	EUR	400	531
Lambda Finance BV Series 2005-1X Class C1, 1.9769% 11/15/29 (n)	GBP	500	458
Leek Finance PLC:
Series 17X Class A2A, 0.7488% 12/21/37 (n)	GBP	152	198
Series 18X Class BC, 1.635% 9/21/38 (n)	EUR	600	52
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (n)	EUR	350	427
Class D, 1.884% 1/30/40 (n)	EUR	500	589
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (n)	EUR	450	549
Class C, 1.884% 1/30/40 (n)	EUR	450	538
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.951% 3/10/17 (n)	EUR	1,000	232
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		755	785
Stichting Mars Series 2006 Class C, 1.576% 8/28/14 (n)	EUR	900	794
Asset-Backed Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	$ 76
Volkswagen Car Lease Series 9 Class B, 1.078% 4/21/12 (Reg. S) (n)	EUR	112	150
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (n)	GBP	456	60
TOTAL ASSET-BACKED SECURITIES (Cost $14,711)			7,968
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (n)	EUR	650	636
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 1.875% 4/12/56 (n)	EUR	488	295
EPIC PLC Series BROD Class D, 1.885% 1/22/16 (n)	EUR	273	76
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 1.514% 11/20/56 (n)	EUR	1,200	1,210
Series 2007-1X Class 2D2, 1.644% 11/20/56 (n)	EUR	1,000	1,158
RMAC PLC Series 2005-NS4X Class M2A, 1.7831% 12/12/43 (n)	GBP	1,358	552
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 1.5231% 6/12/44 (n)	GBP	1,250	563
Shield BV Series 1 Class C, 1.8% 1/20/14 (n)	EUR	1,400	1,571
TOTAL PRIVATE SPONSOR			6,061
U.S. Government Agency - 1.2%
Fannie Mae floater Series 2007-95 Class A1, 0.5638% 8/27/36 (n)		$ 4,698	4,340
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		973	1,028
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,354
Series 2002-71 Class UC, 5% 11/25/17		6,756	7,123
Series 2002-9 Class PC, 6% 3/25/17		148	158
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,361
Series 2003-70 Class BJ, 5% 7/25/33		815	786
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,915
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,818
Series 2004-81:
Class KC, 4.5% 4/25/17		1,209	1,250
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2004-81:
Class KD, 4.5% 7/25/18		$ 2,721	$ 2,849
Series 2005-52 Class PB, 6.5% 12/25/34		2,359	2,524
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		518	546
Series 2004-95 Class AN, 5.5% 1/25/25		1,488	1,573
Series 2005-117, Class JN, 4.5% 1/25/36		735	676
Series 2005-29 Class KA, 4.5% 2/25/35		4,065	4,185
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,309
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		293	311
Series 2115 Class PE, 6% 1/15/14		99	105
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8194% 1/15/30 (n)		3,011	3,020
Series 2630 Class FL, 0.8194% 6/15/18 (n)		92	92
Series 2861 Class GF, 0.6194% 1/15/21 (n)		1,237	1,238
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		555	583
Series 2381 Class OG, 5.5% 11/15/16		432	455
Series 2425 Class JH, 6% 3/15/17		751	798
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,476
Series 2695 Class DG, 4% 10/15/18		3,475	3,483
Series 2831 Class PB, 5% 7/15/19		3,590	3,739
Series 2866 Class XE, 4% 12/15/18		4,004	4,099
Series 2996 Class MK, 5.5% 6/15/35		631	661
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		776	816
Series 2467 Class NB, 5% 7/15/17		1,405	1,481
Series 2570 Class CU, 4.5% 7/15/17		205	212
Series 2572 Class HK, 4% 2/15/17		271	277
Series 2617 Class GW, 3.5% 6/15/16		64	64
Series 2627:
Class BG, 3.25% 6/15/17		141	142
Class KP, 2.87% 12/15/16		134	135
Series 2860 Class CP, 4% 10/15/17		227	232
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,026
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14		$ 198	$ 202
Series 2975 Class NA, 5% 7/15/23		365	369
TOTAL U.S. GOVERNMENT AGENCY			64,811
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,299)			70,872
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1 Class C, 2.0244% 1/15/17 (n)	GBP	650	225
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.6506% 10/22/37 (n)	GBP	850	420
European Property Capital 4 PLC Class C, 1.7881% 7/20/14 (Reg. S) (n)	GBP	270	313
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (n)	EUR	1,142	1,141
JLOC 36 LLC Reg. S Class B, 0.9663% 2/16/16 (n)	JPY	73,970	700
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (n)	JPY	67,090	630
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (n)	GBP	550	709
Opera Finance (CMH) PLC Class B, 1.4313% 1/15/15 (n)	EUR	1,100	617
Opera Finance (LAKESIDE) PLC 1.7019% 7/31/13 (n)	GBP	1,440	2,023
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (i)(n)	EUR	721	657
Real Estate Capital Foundation Ltd. Series 3 Class A, 1.3313% 7/15/16 (n)	GBP	1,708	1,935
Rivoli Pan Europe PLC Series 2006-1 Class B 1.645% 8/3/18 (n)	EUR	550	411
Silver Maple Investment Co. Ltd. Class 2A, 1.544% 4/30/14 (n)	EUR	700	838
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (n)	EUR	1,000	579
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,160)			11,198
Foreign Government and Government Agency Obligations - 19.5%
		Principal Amount (000s) (e)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 10,508	$ 5,412
par 2.5% 12/31/38 (g)		6,340	1,633
7% 3/28/11		92,420	64,504
7% 9/12/13		62,495	34,706
19.9757% to 28.8766% 8/3/09		9,662	9,460
Austrian Republic 5% 12/20/24 (i)	CAD	2,000	1,632
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		1,250,000	0*
value recovery B rights 1/2/21 (p)		1,250,000	0*
Brazilian Federative Republic:
6% 9/15/13		1,650	1,646
8.25% 1/20/34		3,180	3,816
8.75% 2/4/25		2,849	3,504
10% 1/1/12	BRL	2,722	1,351
12.25% 3/6/30		3,775	6,134
12.75% 1/15/20		1,060	1,601
Canadian Government:
3% 6/1/14	CAD	68,500	60,321
4% 6/1/16	CAD	47,300	43,450
5% 6/1/37	CAD	21,100	21,657
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		577	331
warrants 11/15/20 (a)(p)		2,750	289
Colombian Republic 7.375% 9/18/37		3,775	3,851
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (i)		4,250	3,953
Dominican Republic:
2.125% 8/30/24 (n)		3,468	2,289
9.04% 1/23/18 (i)		8,061	7,174
9.5% 9/27/11 (Reg. S)		8,205	8,123
Ecuador Republic 5% 2/28/25		1,450	769
El Salvador Republic:
7.65% 6/15/35		2,595	2,180
7.75% 1/24/23 (Reg. S)		1,489	1,467
8.25% 4/10/32 (Reg. S)		1,137	1,033
8.5% 7/25/11 (Reg. S)		1,430	1,462
Gabonese Republic 8.2% 12/12/17 (i)		12,640	11,092
Georgia Republic 7.5% 4/15/13		4,305	3,638
German Federal Republic:
4.25% 7/4/14	EUR	13,365	20,221
4.75% 7/4/40	EUR	25,400	38,991
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
German Federal Republic: - continued
5.5% 1/4/31	EUR	8,950	$ 14,564
Ghana Republic 8.5% 10/4/17 (i)		$ 7,215	5,970
Greek Government:
4.6% 9/20/40	EUR	14,400	16,709
5.5% 8/20/14	EUR	8,850	13,383
6% 7/19/19	EUR	5,000	7,506
Indonesian Republic:
6.625% 2/17/37 (i)		3,265	2,677
6.875% 3/9/17 (i)		2,225	2,158
6.875% 1/17/18 (i)		4,380	4,227
7.25% 4/20/15 (i)		2,335	2,358
7.75% 1/17/38 (i)		4,385	4,034
8.5% 10/12/35 (Reg. S)		3,885	3,943
11.625% 3/4/19 (i)		3,450	4,364
Irish Republic 5.9% 10/18/19	EUR	16,000	22,721
Islamic Republic of Pakistan 7.125% 3/31/16 (i)		7,930	5,392
Italian Republic:
3.5% 6/1/14	EUR	46,850	66,479
5% 8/1/39	EUR	12,550	16,811
Japan Government:
0.4% 5/15/11	JPY	1,700,000	17,686
0.6% 4/15/10	JPY	2,100,000	21,872
1.5% 9/20/18	JPY	780,000	8,258
1.7% 12/20/16	JPY	5,369,000	58,470
2.5% 9/20/37	JPY	1,650,000	18,267
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,320	4,558
9% 5/2/14		1,900	1,995
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (n)		2,965	2,876
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (i)		1,710	1,817
Peruvian Republic 3% 3/7/27 (g)		1,425	1,183
Philippine Republic:
9.5% 2/2/30		1,140	1,399
10.625% 3/16/25		1,255	1,644
Republic of Fiji 6.875% 9/13/11		3,880	3,298
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,350	2,762
Republic of Serbia 3.75% 11/1/24 (g)(i)		15,210	13,347
Russian Federation:
7.5% 3/31/30 (Reg. S)		60,201	59,298
12.75% 6/24/28 (Reg. S)		5,965	8,560
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Turkish Republic:
6.75% 4/3/18		$ 4,575	$ 4,541
6.875% 3/17/36		10,400	9,646
7% 9/26/16		2,940	3,006
7.25% 3/5/38		5,750	5,520
7.375% 2/5/25		11,220	11,304
UK Treasury GILT:
2.25% 3/7/14	GBP	21,050	33,280
4.25% 12/7/55	GBP	7,090	11,453
4.5% 3/7/19	GBP	2,250	3,945
4.5% 9/7/34	GBP	19,400	32,229
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (n)		21,160	20,737
6.875% 3/4/11 (Reg. S)		5,030	4,301
Ukraine Government:
6.385% 6/26/12 (i)		5,135	3,954
6.75% 11/14/17 (i)		15,905	10,815
United Mexican States:
7.5% 4/8/33		1,520	1,647
8.3% 8/15/31		1,435	1,683
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	32,446	1,266
8% 11/18/22		4,854	5,096
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		1,250	24
2.1006% 4/20/11 (Reg. S) (n)		19,555	16,035
5.375% 8/7/10 (Reg. S)		3,925	3,680
7% 3/31/38		2,820	1,375
8.5% 10/8/14		8,395	5,981
9% 5/7/23 (Reg. S)		16,920	10,364
9.25% 9/15/27		13,285	9,001
9.375% 1/13/34		4,115	2,572
10.75% 9/19/13		26,885	22,180
13.625% 8/15/18		12,900	11,223
Vietnamese Socialist Republic:
4% 3/12/28 (g)		6,464	4,460
6.875% 1/15/16 (i)		2,125	2,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,073,618)			1,041,719
Supranational Obligations - 0.0%
		Principal Amount (000s) (e)	Value (000s)
European Investment Bank euro 3.5% 4/15/16 (Cost $2,471)	EUR	1,900	$ 2,642
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(q)	156,879	0*
Remy International, Inc. (a)	57,470	259
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	753,425	4,362
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(q)	742,300	3
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,650	400
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	130
TOTAL COMMON STOCKS (Cost $17,667)		5,154
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	292
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (i)	872	379
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		379
TOTAL PREFERRED STOCKS (Cost $512)		671
Floating Rate Loans - 6.3%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 1.875% 2/9/14 (n)	$ 1,867	1,661
Visteon Corp. term loan 4.426% 6/13/13 (d)(n)	16,305	6,685
		8,346
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.3113% 9/30/12 (n)	119	109
Tranche B, term loan 3.4454% 9/30/13 (n)	2,666	2,453
Ford Motor Co. term loan 3.5944% 12/15/13 (n)	17,207	12,604
		15,166
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (n)	3,750	2,815
ServiceMaster Co.:
term loan 2.8859% 7/24/14 (n)	5,054	4,043
Tranche DD, term loan 2.81% 7/24/14 (n)	486	388
Thomson Learning, Inc. term loan 2.81% 7/5/14 (n)	10,208	8,472
		15,718
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4577% 2/16/14 (n)	132	76
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (n)	117	82
Tranche B, term loan 2.06% 5/23/14 (n)	578	405
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8794% 6/14/13 (n)	36	26
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.625% 6/14/14 (n)	$ 399	$ 286
Six Flags, Inc. Tranche B, term loan 3.3655% 4/30/15 (n)	12,131	11,525
		12,400
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 5.5975% 11/30/14 (n)	340	17
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (n)	15,259	13,505
Discovery Communications, Inc. term loan 2.5975% 5/14/14 (n)	921	866
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.66% 6/12/14 (n)	11,112	7,778
Tranche 2LN, term loan 11.75% 12/12/14 (n)	24,127	3,619
Idearc, Inc. term loan 3.4179% 11/17/14 (d)(n)	3,123	1,312
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (n)	20,375	15,128
		42,225
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.56% 5/28/13 (n)	5,382	4,198
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (n)	18,957	14,881
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (n)	1,578	1,551
		20,630
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. term loan 4.8419% 3/5/14 (n)	1,480	1,391
Levi Strauss & Co. term loan 2.5681% 4/4/14 (n)	1,245	1,027
		2,418
TOTAL CONSUMER DISCRETIONARY		116,903
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 1.875% 6/5/13 (n)	860	817
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0668% 6/4/14 (n)	2,400	1,896
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (n)	$ 5,347	$ 4,772
4.4613% 3/30/13 (n)	113	101
		4,873
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.5243% 1/15/12 (n)	3,780	3,430
TOTAL CONSUMER STAPLES		11,016
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.4717% 1/12/14 (n)	392	376
Helix Energy Solutions Group, Inc. term loan 2.8566% 7/1/13 (n)	85	79
		455
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (n)	191	171
Tranche D, term loan 8.75% 12/28/13 (n)	1,537	1,376
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (n)	366	278
		1,825
TOTAL ENERGY		2,280
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.32% 8/3/12 (n)	12,336	11,596
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9575% 1/29/16 (n)	6,835	4,033
MGM Holdings II, Inc. Tranche B, term loan 3.56% 4/8/12 (n)	3,154	1,735
		5,768
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (n)	1,580	1,138
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 4.1769% 10/10/13 (n)	$ 5,869	$ 4,226
Tranche DD, term loan 4.1586% 10/10/13 (n)	5,612	4,041
		9,405
TOTAL FINANCIALS		26,769
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (n)	798	704
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.56% 4/10/14 (n)	1,627	1,338
TOTAL HEALTH CARE		2,042
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.3794% 2/21/13 (n)	83	61
Tranche 2LN, term loan 10.6294% 2/21/14 (n)	130	52
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.06% 3/28/14 (n)	60	41
		154
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (n)	8,283	5,715
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (n)	5,967	5,639
United Air Lines, Inc. Tranche B, term loan 2.3309% 2/1/14 (n)	10,260	5,925
		17,279
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (n)	590	348
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 4.057% 12/3/14 (n)	2,738	2,067
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (n)	58	54
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dresser, Inc.:
Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (n)	$ 3,640	$ 2,584
Tranche B 1LN, term loan 3.1044% 5/4/14 (n)	466	420
Navistar International Corp.:
term loan 3.56% 1/19/12 (n)	3,443	2,970
Credit-Linked Deposit 3.5773% 1/19/12 (n)	1,252	1,080
		7,108
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (n)	11,950	8,873
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.8213% 11/30/14 (n)	730	131
VWR Funding, Inc. term loan 2.81% 6/29/14 (n)	1,300	1,144
		1,275
TOTAL INDUSTRIALS		37,104
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 1.0%
Flextronics International Ltd.:
Tranche B A2, term loan 2.56% 10/1/14 (n)	315	260
Tranche B A3, term loan 2.56% 10/1/14 (n)	368	304
Tranche B-A, term loan 3.0366% 10/1/14 (n)	4,510	3,721
Tranche B-A1, term loan 3.3813% 10/1/14 (n)	1,296	1,069
Tranche B-B, term loan 3.4575% 10/1/12 (n)	2,910	2,546
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8206% 10/10/14 (n)	22,453	16,054
Tranche B2, term loan 3.8206% 10/10/14 (n)	20,234	14,467
Tranche B3, term loan 3.8206% 10/10/14 (n)	19,416	13,883
		52,304
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.3175% 3/20/13 (n)	3,201	3,049
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
2.07% 12/1/13 (n)	$ 15,958	$ 11,649
12.5% 12/15/14	3,706	3,224
		14,873
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (n)	10,126	9,164
Tranche 2LN, term loan 7.0975% 6/11/15 (n)	1,495	1,136
Open Solutions, Inc. term loan 3.225% 1/23/14 (n)	215	133
		10,433
TOTAL INFORMATION TECHNOLOGY		80,659
MATERIALS - 0.7%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (n)(r)	6,820	7,025
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (n)	10,209	7,759
		14,784
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3213% 4/3/15 (n)	9,060	7,679
Smurfit-Stone Container Enterprises, Inc. term loan 2.7377% 11/11/11 (n)	4,558	4,136
		11,815
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 2/12/10 (n)(r)	1,047	963
Tranche B 1LN, term loan:
4.25% 12/19/13 (d)(n)	571	34
12.5% 12/19/13 (n)	1,159	382
Tranche C 1LN, term loan 4.25% 12/19/13 (n)	795	414
Novelis Corp. term loan 2.444% 7/6/14 (n)	3,959	3,484
Walter Energy, Inc. term loan 2.5905% 10/3/12 (n)	74	67
		5,344
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (n)	$ 6,090	$ 4,111
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (n)	1,184	320
		4,431
TOTAL MATERIALS		36,374
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Wind Telecomunicazioni SpA:
term loan 8.3569% 12/21/11 pay-in-kind (n)	7,217	7,132
Tranche 2, term loan 7.9913% 3/21/15 (n)	3,490	3,298
Tranche B, term loan 3.9913% 5/26/13 (n)	1,565	1,448
Tranche C, term loan 4.9913% 5/26/14 (n)	1,565	1,448
		13,326
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (n)	13,640	11,185
TOTAL TELECOMMUNICATION SERVICES		24,511
TOTAL FLOATING RATE LOANS (Cost $326,666)		337,658
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (n) (Cost $3,205)	4,595	3,171
Fixed-Income Funds - 6.0%
	Shares
Fidelity Floating Rate Central Fund (o) (Cost $321,467)	3,777,708	317,705
Preferred Securities - 0.6%
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 12,665	$ 12,073
Net Servicos de Comunicacao SA 9.25% (i)	9,060	7,960
		20,033
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	12,554	11,367
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (n)	150,000	1,542
TOTAL PREFERRED SECURITIES (Cost $35,319)		32,942
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $57)	7,500	38
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b) (Cost $286,492)	286,491,764	286,492
Cash Equivalents - 3.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.02%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 19,674	19,674
0.08%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) # (c)	143,345	143,345
TOTAL CASH EQUIVALENTS (Cost $163,019)		163,019
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $5,714,202)		5,423,790
NET OTHER ASSETS - (1.7)%		(91,072)
NET ASSETS - 100%		$ 5,332,718
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ (965)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(522)
		$ 20,000	$ (1,487)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $504,464,000 or 9.5% of net assets.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $91,099,000 or 1.7% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) A portion of the security is subject to a forward commitment to sell.
(m) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $424,000.
(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Quantity represents share amount.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,901,000 and $2,919,000, respectively. The coupon rate will be determined at time of settlement.

*Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$19,674,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 10,945
Banc of America Securities LLC	1,909
Barclays Capital, Inc.	5,822
Deutsche Bank Securities, Inc.	998
$ 19,674
$143,345,000 due 7/01/09 at 0.08%
J.P. Morgan Securities, Inc.	$ 122,536
Merrill Lynch Government Securities, Inc.	20,809
$ 143,345
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,023
Fidelity Floating Rate Central Fund	6,569
Total	$ 7,592
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 139,649	$ 114,830	$ -	$ 317,705	11.7%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259	$ 259	$ -	$ -
Financials	379	-	379	-
Industrials	4,362	4,362	-	-
Information Technology	3	-	3	-
Materials	692	400	292	-
Telecommunication Services	-	-	-	-
Utilities	130	130	-	-
Asset-Backed Securities	7,968	-	4,012	3,956
Cash Equivalents	163,019	-	163,019	-
Collateralized Mortgage Obligations	70,872	-	65,298	5,574
Commercial Mortgage Securities	11,198	-	10,249	949
Corporate Bonds	1,810,867	-	1,808,538	2,329
Fixed-Income Funds	317,705	317,705	-	-
Floating Rate Loans	337,658	-	334,039	3,619
Foreign Government and Government Agency Obligations	1,041,719	-	1,041,430	289
Money Market Funds	286,492	286,492	-	-
Other	38	-	-	38
Preferred Securities	32,942	-	32,942	-
Sovereign Loan Participations	3,171	-	3,171	-
Supranational Obligations	2,642	-	2,642	-
U.S. Government Agency - Mortgage Securities	163,727	-	163,727	-
U.S. Government and Government Agency Obligations	1,167,947	-	1,167,947	-
Total Investments in Securities:	$ 5,423,790	$ 609,348	$ 4,797,688	$ 16,754
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,487)	$ -	$ (1,487)	$ -
Other Financial Instruments:
Forward Commitments	$ (79)	$ -	$ (79)	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 38,441
Total Realized Gain (Loss)	2,532
Total Unrealized Gain (Loss)	(10,211)
Cost of Purchases	761
Proceeds of Sales	(28,122)
Amortization/Accretion	240
Transfer in/out of Level 3	13,113
Ending Balance	$ 16,754
Total unrealized gain (loss) on investments held at June 30, 2009	$ (8,121)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,487)
Total Value of Derivatives	$ -	$ (1,487)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.8%
Canada	3.0%
Argentina	2.6%
United Kingdom	2.5%
Japan	2.3%
Venezuela	2.2%
Bermuda	2.1%
Italy	2.0%
Germany	1.7%
Netherlands	1.5%
Russia	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	9.4%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $37,578,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $37,254,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2009

Assets
Investment in securities, at value (including securities loaned of $140,965 and repurchase agreements of $163,019) - See accompanying schedule: Unaffiliated issuers (cost $5,106,243)	$ 4,819,593
Fidelity Central Funds (cost $607,959)	604,197
Total Investments (cost $5,714,202)		$ 5,423,790
Commitment to sell securities on a delayed delivery basis	(9,200)
Receivable for securities sold on a delayed delivery basis	9,121	(79)
Cash		5,405
Foreign currency held at value (cost $5,494)		5,493
Receivable for investments sold Regular delivery		74,514
Delayed delivery		7,733
Receivable for fund shares sold		10,108
Dividends receivable		2
Interest receivable		68,298
Distributions receivable from Fidelity Central Funds		1,300
Prepaid expenses		21
Other receivables		3
Total assets		5,596,588

Liabilities
Payable for investments purchased Regular delivery	$ 91,088
Delayed delivery	16,035
Payable for fund shares redeemed	6,261
Distributions payable	2,359
Unrealized depreciation on swap agreements	1,487
Accrued management fee	2,459
Other affiliated payables	615
Other payables and accrued expenses	221
Collateral on securities loaned, at value	143,345
Total liabilities		263,870

Net Assets		$ 5,332,718
Net Assets consist of:
Paid in capital		$ 5,630,143
Undistributed net investment income		48,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,718)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(291,937)
Net Assets, for 542,655 shares outstanding		$ 5,332,718
Net Asset Value, offering price and redemption price per share ($5,332,718 ÷ 542,655 shares)		$ 9.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009

Investment Income
Dividends		$ 1,622
Interest		167,104
Income from Fidelity Central Funds		7,592
Total income		176,318

Expenses
Management fee	$ 12,900
Transfer agent fees	2,858
Accounting and security lending fees	674
Custodian fees and expenses	141
Independent trustees' compensation	8
Registration fees	138
Audit	80
Legal	20
Miscellaneous	166
Total expenses before reductions	16,985
Expense reductions	(2)	16,983
Net investment income		159,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,330
Foreign currency transactions	(324)
Futures contracts	401
Swap agreements	253
Total net realized gain (loss)		39,660
Change in net unrealized appreciation (depreciation) on: Investment securities	480,176
Assets and liabilities in foreign currencies	(17)
Futures contracts	(359)
Swap agreements	3,794
Delayed delivery commitments	669
Total change in net unrealized appreciation (depreciation)		484,263
Net gain (loss)		523,923
Net increase (decrease) in net assets resulting from operations		$ 683,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 159,335	$ 296,890
Net realized gain (loss)	39,660	(101,829)
Change in net unrealized appreciation (depreciation)	484,263	(807,107)
Net increase (decrease) in net assets resulting from operations	683,258	(612,046)
Distributions to shareholders from net investment income	(127,324)	(282,958)
Distributions to shareholders from net realized gain	-	(29,806)
Total distributions	(127,324)	(312,764)
Share transactions Proceeds from sales of shares	1,032,785	1,720,216
Reinvestment of distributions	112,717	278,998
Cost of shares redeemed	(557,449)	(2,142,789)
Net increase (decrease) in net assets resulting from share transactions	588,053	(143,575)
Total increase (decrease) in net assets	1,143,987	(1,068,385)

Net Assets
Beginning of period	4,188,731	5,257,116
End of period (including undistributed net investment income of $48,230 and undistributed net investment income of $16,219, respectively)	$ 5,332,718	$ 4,188,731
Other Information Shares
Sold	112,290	171,141
Issued in reinvestment of distributions	12,361	28,561
Redeemed	(62,296)	(221,019)
Net increase (decrease)	62,355	(21,317)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30,

Years ended December 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.48	$ 10.64	$ 10.43	$ 10.77	$ 10.50
Income from Investment Operations
Net investment income D	.319	.583	.594	.575	.551	.570
Net realized and unrealized gain (loss)	1.046	(1.726)	(.032)	.251	(.227)	.383
Total from investment operations	1.365	(1.143)	.562	.826	.324	.953
Distributions from net investment income	(.255)	(.557)	(.584)	(.556)	(.544)	(.553)
Distributions from net realized gain	-	(.060)	(.138)	(.060)	(.120)	(.130)
Total distributions	(.255)	(.617)	(.722)	(.616)	(.664)	(.683)
Net asset value, end of period	$ 9.83	$ 8.72	$ 10.48	$ 10.64	$ 10.43	$ 10.77
Total Return B, C	15.93%	(11.37)%	5.44%	8.15%	3.12%	9.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.73%	.73%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.76% A	.73%	.73%	.75%	.75%	.76%
Expenses net of all reductions	.76% A	.73%	.73%	.75%	.75%	.76%
Net investment income	7.10% A	5.89%	5.61%	5.49%	5.23%	5.46%
Supplemental Data
Net assets, end of period (in millions)	$ 5,333	$ 4,189	$ 5,257	$ 4,247	$ 3,462	$ 3,191
Portfolio turnover rate F	262% A	255%	140%	80%	119%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 24, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market, and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 267,249
Unrealized depreciation	(518,127)
Net unrealized appreciation (depreciation)	$ (250,878)
Cost for federal income tax purposes	$ 5,674,668

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 401	$ (359)
Swap Agreements	253	3,794
Total Interest Rate Risk	654	3,435
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 654	$ 3,435

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $401 for futures contracts and $253 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(359) for futures contracts and $3,794 for swap agreements.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,705,877 and $3,125,766, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $29.

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 24, 2009

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSN-USAN-0809
1.787791.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009